UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21990

Fidelity Commonwealth Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2012

Item 1. Reports to Stockholders

Fidelity® Large Cap Growth Enhanced Index Fund

Fidelity Large Cap Value Enhanced Index Fund

Fidelity Large Cap Core Enhanced Index Fund

Fidelity Mid Cap Enhanced Index Fund

Fidelity Small Cap Enhanced Index Fund

Fidelity International Enhanced Index Fund

Semiannual Report

(Fidelity Cover Art)

August 31, 2012

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses

Fidelity® Large Cap Growth Enhanced Index Fund	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements

Fidelity Large Cap Value Enhanced Index Fund	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements

Fidelity Large Cap Core Enhanced Index Fund	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements

Fidelity Mid Cap Enhanced Index Fund	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements

Fidelity Small Cap Enhanced Index Fund	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements

Fidelity International Enhanced Index Fund	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements

Notes	(Click Here)	Notes to the Financial Statements

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2012 to August 31, 2012).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by each Fund presented in the table, as a shareholder of the underlying non-affiliated funds (the Underlying Funds), each Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimate in the table below. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by each Fund presented in the table, as a shareholder of the underlying non-affiliated funds (the Underlying Funds), each Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimate in the table below. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period* March 1, 2012 to August 31, 2012
Fidelity Large Cap Growth Enhanced Index Fund	.45%
Actual		$ 1,000.00	$ 1,032.90	$ 2.31
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Fidelity Large Cap Value Enhanced Index Fund	.45%
Actual		$ 1,000.00	$ 1,041.50	$ 2.32
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Fidelity Large Cap Core Enhanced Index Fund	.45%
Actual		$ 1,000.00	$ 1,037.20	$ 2.31
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Fidelity Mid Cap Enhanced Index Fund	.60%
Actual		$ 1,000.00	$ 1,010.10	$ 3.04
HypotheticalA		$ 1,000.00	$ 1,022.18	$ 3.06
Fidelity Small Cap Enhanced Index Fund	.67%
Actual		$ 1,000.00	$ 1,011.00	$ 3.40
HypotheticalA		$ 1,000.00	$ 1,021.83	$ 3.41
Fidelity International Enhanced Index Fund	.62%
Actual		$ 1,000.00	$ 971.40	$ 3.08
HypotheticalA		$ 1,000.00	$ 1,022.08	$ 3.16

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Large Cap Growth Enhanced Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	8.5	7.2
Microsoft Corp.	3.4	3.6
IBM Corp.	2.7	2.9
Google, Inc. Class A	2.6	2.4
Philip Morris International, Inc.	2.2	2.2
Oracle Corp.	2.0	1.8
Verizon Communications, Inc.	1.9	0.4
The Coca-Cola Co.	1.6	1.6
Wal-Mart Stores, Inc.	1.6	1.1
Intel Corp.	1.5	0.3
	28.0
Market Sectors as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	30.6	30.0
Consumer Discretionary	14.7	13.8
Consumer Staples	12.8	10.5
Health Care	11.6	11.0
Industrials	10.3	12.7
Energy	4.3	10.2
Financials	3.9	3.3
Materials	3.7	5.5
Telecommunication Services	2.2	0.4
Utilities	0.9	0.0

Semiannual Report

Fidelity Large Cap Growth Enhanced Index Fund

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.0%
	Shares	Value
CONSUMER DISCRETIONARY - 14.7%
Auto Components - 0.6%
Delphi Automotive PLC	19,357	$ 586,324
Lear Corp.	11,904	462,232
		1,048,556
Automobiles - 0.0%
Ford Motor Co.	704	6,575
Distributors - 0.3%
Genuine Parts Co.	8,971	566,608
Diversified Consumer Services - 0.3%
Apollo Group, Inc. Class A (non-vtg.) (a)(e)	18,100	485,985
Hotels, Restaurants & Leisure - 2.1%
McDonald's Corp.	17,316	1,549,609
Starbucks Corp.	25,573	1,268,677
Wynn Resorts Ltd.	5,735	591,680
Yum! Brands, Inc.	2,116	134,832
		3,544,798
Household Durables - 0.7%
Garmin Ltd. (e)	11,568	466,769
PulteGroup, Inc. (a)(e)	45,564	623,316
		1,090,085
Internet & Catalog Retail - 1.0%
Amazon.com, Inc. (a)	5,940	1,474,486
Priceline.com, Inc. (a)	415	250,897
		1,725,383
Leisure Equipment & Products - 0.4%
Polaris Industries, Inc.	8,648	650,243
Media - 3.2%
Comcast Corp. Class A	13,620	456,679
DIRECTV (a)	22,406	1,167,129
DISH Network Corp. Class A	22,572	722,078
McGraw-Hill Companies, Inc.	18,240	933,888
News Corp. Class A	12,817	299,790
Scripps Networks Interactive, Inc. Class A	11,200	661,920
The Walt Disney Co.	5,066	250,615
Time Warner Cable, Inc.	963	85,534
Viacom, Inc. Class B (non-vtg.)	16,153	807,812
		5,385,445
Multiline Retail - 1.1%
Dollar General Corp. (a)	13,700	699,659
Dollar Tree, Inc. (a)	11,240	541,431
Macy's, Inc.	14,800	596,588
Nordstrom, Inc.	100	5,783
Target Corp.	80	5,127
		1,848,588
Specialty Retail - 4.8%
Advance Auto Parts, Inc.	7,606	540,939
AutoZone, Inc. (a)	44	15,912
Bed Bath & Beyond, Inc. (a)	13,100	879,927
Foot Locker, Inc.	18,702	646,528

	Shares	Value
Gap, Inc. (e)	19,300	$ 691,326
Home Depot, Inc.	29,610	1,680,368
Limited Brands, Inc.	16,663	809,822
O'Reilly Automotive, Inc. (a)	100	8,495
PetSmart, Inc.	11,000	780,120
Ross Stores, Inc.	8,838	611,501
TJX Companies, Inc.	29,500	1,350,805
		8,015,743
Textiles, Apparel & Luxury Goods - 0.2%
Coach, Inc.	1,259	73,186
NIKE, Inc. Class B	2,700	262,872
		336,058
TOTAL CONSUMER DISCRETIONARY		24,704,067
CONSUMER STAPLES - 12.8%
Beverages - 3.7%
Brown-Forman Corp. Class B (non-vtg.)	1,941	124,418
Dr Pepper Snapple Group, Inc.	16,039	718,708
Monster Beverage Corp. (a)	11,649	686,476
PepsiCo, Inc.	28,013	2,028,982
The Coca-Cola Co.	73,460	2,747,404
		6,305,988
Food & Staples Retailing - 3.7%
Costco Wholesale Corp.	4,639	454,019
CVS Caremark Corp.	5,000	227,750
Kroger Co.	35,040	780,691
Safeway, Inc.	26,799	419,404
Wal-Mart Stores, Inc.	37,334	2,710,448
Walgreen Co.	19,697	704,365
Whole Foods Market, Inc.	9,416	910,998
		6,207,675
Food Products - 0.6%
Bunge Ltd.	157	9,993
ConAgra Foods, Inc.	18,081	454,014
Hormel Foods Corp. (e)	18,871	541,975
		1,005,982
Household Products - 1.4%
Church & Dwight Co., Inc.	11,278	617,358
Colgate-Palmolive Co.	5,143	546,752
Kimberly-Clark Corp.	13,733	1,148,079
		2,312,189
Tobacco - 3.4%
Altria Group, Inc.	21,731	737,985
Lorillard, Inc.	6,900	866,019
Philip Morris International, Inc.	40,659	3,630,849
Reynolds American, Inc.	11,526	531,349
		5,766,202
TOTAL CONSUMER STAPLES		21,598,036
Common Stocks - continued
	Shares	Value
ENERGY - 4.3%
Energy Equipment & Services - 2.0%
Diamond Offshore Drilling, Inc. (e)	8,144	$ 545,811
Halliburton Co.	10,595	347,092
Helmerich & Payne, Inc.	1,002	45,731
National Oilwell Varco, Inc.	9,606	756,953
Schlumberger Ltd.	22,373	1,619,358
		3,314,945
Oil, Gas & Consumable Fuels - 2.3%
Denbury Resources, Inc. (a)	500	7,745
EOG Resources, Inc.	774	83,824
Exxon Mobil Corp.	3,428	299,264
HollyFrontier Corp.	18,931	762,730
Marathon Petroleum Corp.	14,560	753,480
Murphy Oil Corp.	11,619	596,403
Phillips 66	15,998	671,916
Western Refining, Inc.	24,500	685,265
		3,860,627
TOTAL ENERGY		7,175,572
FINANCIALS - 3.9%
Capital Markets - 0.8%
Goldman Sachs Group, Inc.	5,384	569,196
Morgan Stanley	400	6,000
SEI Investments Co. (e)	30,022	652,979
Waddell & Reed Financial, Inc. Class A	6,600	195,360
		1,423,535
Commercial Banks - 0.8%
Fifth Third Bancorp	38,400	581,376
Wells Fargo & Co.	20,509	697,921
		1,279,297
Consumer Finance - 1.2%
American Express Co.	23,772	1,385,908
Discover Financial Services	18,506	716,737
		2,102,645
Diversified Financial Services - 0.0%
Bank of America Corp.	906	7,239
The NASDAQ Stock Market, Inc.	300	6,861
		14,100
Insurance - 0.1%
Validus Holdings Ltd.	5,266	176,464
Real Estate Investment Trusts - 1.0%
American Campus Communities, Inc.	200	9,324
American Capital Agency Corp. (e)	6,672	232,452
American Tower Corp.	2,102	147,981
Public Storage	4,447	647,305

	Shares	Value
Simon Property Group, Inc.	2,520	$ 399,924
Two Harbors Investment Corp.	15,100	175,009
		1,611,995
TOTAL FINANCIALS		6,608,036
HEALTH CARE - 11.6%
Biotechnology - 3.2%
Amgen, Inc.	24,335	2,042,193
Biogen Idec, Inc. (a)	2,190	321,032
Celgene Corp. (a)	16,114	1,160,853
Gilead Sciences, Inc. (a)	7,105	409,887
Pharmacyclics, Inc. (a)	9,979	667,795
United Therapeutics Corp. (a)(e)	13,757	744,529
		5,346,289
Health Care Equipment & Supplies - 0.8%
Baxter International, Inc.	2,119	124,343
Medtronic, Inc.	8,727	354,840
Sirona Dental Systems, Inc. (a)	200	10,628
St. Jude Medical, Inc.	21,116	797,340
Stryker Corp.	351	18,694
Thoratec Corp. (a)	259	8,778
		1,314,623
Health Care Providers & Services - 2.9%
Aetna, Inc.	14,923	573,192
AmerisourceBergen Corp.	6,535	251,728
Cardinal Health, Inc.	16,648	658,428
Catamaran Corp. (a)	100	8,680
Express Scripts Holding Co. (a)	9,349	585,434
Humana, Inc.	6,752	473,180
McKesson Corp.	11,549	1,006,033
Omnicare, Inc.	3,000	97,140
UnitedHealth Group, Inc.	10,259	557,064
WellPoint, Inc.	10,387	621,870
		4,832,749
Health Care Technology - 0.0%
Allscripts Healthcare Solutions, Inc. (a)	500	5,250
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	20,292	754,051
Charles River Laboratories International, Inc. (a)	200	7,264
		761,315
Pharmaceuticals - 4.3%
Abbott Laboratories	37,905	2,484,294
Allergan, Inc.	889	76,570
Bristol-Myers Squibb Co.	42,300	1,396,323
Eli Lilly & Co.	20,697	929,502
Johnson & Johnson (e)	18,886	1,273,483
Merck & Co., Inc.	10,072	433,600
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Questcor Pharmaceuticals, Inc. (a)(e)	14,504	$ 630,054
Sanofi SA rights (a)	691	967
		7,224,793
TOTAL HEALTH CARE		19,485,019
INDUSTRIALS - 10.3%
Aerospace & Defense - 3.6%
General Dynamics Corp.	5,646	369,869
Honeywell International, Inc.	9,275	542,124
L-3 Communications Holdings, Inc.	4,104	288,265
Lockheed Martin Corp.	10,949	997,892
Northrop Grumman Corp.	8,621	576,659
Precision Castparts Corp.	100	16,108
Raytheon Co. (e)	10,044	567,687
Textron, Inc.	20,400	545,088
The Boeing Co.	8,713	622,108
United Technologies Corp.	18,334	1,463,970
		5,989,770
Air Freight & Logistics - 0.4%
United Parcel Service, Inc. Class B	9,234	681,562
Airlines - 0.7%
Copa Holdings SA Class A	6,933	538,209
Southwest Airlines Co. (e)	61,900	553,386
		1,091,595
Electrical Equipment - 0.4%
Emerson Electric Co.	3,672	186,244
Hubbell, Inc. Class B	6,906	558,143
		744,387
Industrial Conglomerates - 1.4%
3M Co.	19,140	1,772,364
General Electric Co.	27,029	559,771
		2,332,135
Machinery - 2.1%
Caterpillar, Inc. (e)	8,980	766,263
Cummins, Inc. (e)	8,830	857,481
Deere & Co. (e)	2,849	213,988
Kennametal, Inc.	100	3,684
Lincoln Electric Holdings, Inc. (e)	12,911	532,579
Timken Co.	14,626	587,380
Toro Co.	200	7,440
Wabtec Corp.	7,700	601,678
		3,570,493
Professional Services - 0.7%
Equifax, Inc.	11,259	515,437

	Shares	Value
Robert Half International, Inc.	20,974	$ 551,616
Towers Watson & Co.	1,300	70,616
		1,137,669
Road & Rail - 1.0%
CSX Corp.	36,536	820,599
Union Pacific Corp.	7,612	924,401
		1,745,000
TOTAL INDUSTRIALS		17,292,611
INFORMATION TECHNOLOGY - 30.6%
Communications Equipment - 1.4%
Cisco Systems, Inc.	30,770	587,092
QUALCOMM, Inc.	29,423	1,808,338
		2,395,430
Computers & Peripherals - 9.7%
Apple, Inc.	21,488	14,294,667
Dell, Inc.	55,310	585,733
EMC Corp. (a)	27,693	728,049
QLogic Corp. (a)	444	5,403
Western Digital Corp. (a)(e)	15,715	657,201
		16,271,053
Electronic Equipment & Components - 0.1%
Dolby Laboratories, Inc. Class A (a)(e)	4,200	139,356
Internet Software & Services - 3.3%
AOL, Inc. (a)(e)	14,501	488,249
eBay, Inc. (a)	14,880	706,354
Google, Inc. Class A (a)	6,285	4,305,791
		5,500,394
IT Services - 6.7%
Accenture PLC Class A	22,213	1,368,321
Automatic Data Processing, Inc.	2,599	150,950
DST Systems, Inc.	100	5,088
Fidelity National Information Services, Inc.	7,404	233,226
Fiserv, Inc. (a)	5,447	388,426
IBM Corp.	23,089	4,498,892
Lender Processing Services, Inc.	23,932	671,771
MasterCard, Inc. Class A	3,487	1,474,652
The Western Union Co.	25,300	445,533
Total System Services, Inc.	26,282	609,217
Visa, Inc. Class A	11,462	1,470,002
		11,316,078
Semiconductors & Semiconductor Equipment - 3.4%
Avago Technologies Ltd.	20,744	758,608
Intel Corp.	101,379	2,517,241
KLA-Tencor Corp.	12,957	664,824
LSI Corp. (a)	1,645	12,815
Marvell Technology Group Ltd.	37,872	385,537
Maxim Integrated Products, Inc.	25,595	694,648
NVIDIA Corp. (a)	46,948	658,680
		5,692,353
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 6.0%
Activision Blizzard, Inc.	45,182	$ 531,340
CA Technologies, Inc.	19,955	519,429
Microsoft Corp.	186,991	5,763,063
Oracle Corp.	102,809	3,253,905
		10,067,737
TOTAL INFORMATION TECHNOLOGY		51,382,401
MATERIALS - 3.7%
Chemicals - 3.7%
CF Industries Holdings, Inc.	3,482	720,809
E.I. du Pont de Nemours & Co. (e)	10,160	505,460
Eastman Chemical Co.	14,009	774,137
FMC Corp. (e)	228	12,385
Huntsman Corp.	36,886	530,421
LyondellBasell Industries NV Class A	13,614	664,908
Monsanto Co.	18,361	1,599,427
PPG Industries, Inc.	8,927	982,149
Praxair, Inc.	1,735	183,043
The Mosaic Co.	100	5,791
Valspar Corp.	4,200	224,028
		6,202,558
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 2.2%
AT&T, Inc.	14,734	539,854
Verizon Communications, Inc.	74,302	3,190,528
		3,730,382
UTILITIES - 0.9%
Electric Utilities - 0.6%
Cleco Corp.	12,383	506,836
Duke Energy Corp.	8,113	525,560
		1,032,396
Multi-Utilities - 0.3%
CenterPoint Energy, Inc.	25,652	523,044
TOTAL UTILITIES		1,555,440
TOTAL COMMON STOCKS (Cost $136,894,996)		159,734,122
U.S. Treasury Obligations - 0.2%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.12% to 0.15% 12/6/12 to 12/20/12 (f) (Cost $299,877)	$ 300,000	299,918
Money Market Funds - 10.8%
	Shares	Value
Dreyfus Cash Management Institutional Shares, 0.10% (c)	7,563,892	$ 7,563,892
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(d)	10,506,581	10,506,581
TOTAL MONEY MARKET FUNDS (Cost $18,070,473)		18,070,473
TOTAL INVESTMENT PORTFOLIO - 106.0% (Cost $155,265,346)	178,104,513
NET OTHER ASSETS (LIABILITIES) - (6.0)%	(10,033,848)
NET ASSETS - 100%	$ 168,070,665
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
118 CME E-mini S&P 500 Index Contracts	Sept. 2012	$ 8,290,090	$ 110,967
The face value of futures purchased as a percentage of net assets is 4.9%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $299,918.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 11,414
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 24,704,067	$ 24,704,067	$ -	$ -
Consumer Staples	21,598,036	21,598,036	-	-
Energy	7,175,572	7,175,572	-	-
Financials	6,608,036	6,608,036	-	-
Health Care	19,485,019	19,485,019	-	-
Industrials	17,292,611	17,292,611	-	-
Information Technology	51,382,401	51,382,401	-	-
Materials	6,202,558	6,202,558	-	-
Telecommunication Services	3,730,382	3,730,382	-	-
Utilities	1,555,440	1,555,440	-	-
U.S. Government and Government Agency Obligations	299,918	-	299,918	-
Money Market Funds	18,070,473	18,070,473	-	-
Total Investments in Securities:	$ 178,104,513	$ 177,804,595	$ 299,918	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 110,967	$ 110,967	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 110,967	$ -
Total Value of Derivatives	$ 110,967	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Large Cap Growth Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $10,320,919) - See accompanying schedule: Unaffiliated issuers (cost $144,758,765)	$ 167,597,932
Fidelity Central Funds (cost $10,506,581)	10,506,581
Total Investments (cost $155,265,346)		$ 178,104,513
Segregated cash with broker for futures contracts		124,600
Receivable for fund shares sold		224,533
Dividends receivable		362,823
Interest receivable		261
Distributions receivable from Fidelity Central Funds		2,672
Receivable for daily variation margin on futures contracts		46,599
Total assets		178,866,001

Liabilities
Payable for fund shares redeemed	$ 227,245
Accrued management fee	41,008
Other affiliated payables	20,502
Collateral on securities loaned, at value	10,506,581
Total liabilities		10,795,336

Net Assets		$ 168,070,665
Net Assets consist of:
Paid in capital		$ 147,807,499
Undistributed net investment income		1,110,439
Accumulated undistributed net realized gain (loss) on investments		(3,797,407)
Net unrealized appreciation (depreciation) on investments		22,950,134
Net Assets, for 14,912,877 shares outstanding		$ 168,070,665
Net Asset Value, offering price and redemption price per share ($168,070,665 ÷ 14,912,877 shares)		$ 11.27

Statement of Operations

Six months ended August 31, 2012 (Unaudited)

Investment Income
Dividends		$ 1,462,026
Interest		2,101
Income from Fidelity Central Funds		11,414
Total income		1,475,541

Expenses
Management fee	$ 230,742
Transfer agent fees	115,887
Independent trustees' compensation	960
Miscellaneous	199
Total expenses before reductions	347,788
Expense reductions	(13)	347,775
Net investment income (loss)		1,127,766
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(422,770)
Futures contracts	13,199
Total net realized gain (loss)		(409,571)
Change in net unrealized appreciation (depreciation) on: Investment securities	4,186,175
Futures contracts	108,963
Total change in net unrealized appreciation (depreciation)		4,295,138
Net gain (loss)		3,885,567
Net increase (decrease) in net assets resulting from operations		$ 5,013,333

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,127,766	$ 1,142,947
Net realized gain (loss)	(409,571)	3,448,006
Change in net unrealized appreciation (depreciation)	4,295,138	6,196,939
Net increase (decrease) in net assets resulting from operations	5,013,333	10,787,892
Distributions to shareholders from net investment income	(264,679)	(1,003,885)
Share transactions Proceeds from sales of shares	50,272,147	100,274,570
Reinvestment of distributions	255,524	950,430
Cost of shares redeemed	(29,031,813)	(37,297,717)
Net increase (decrease) in net assets resulting from share transactions	21,495,858	63,927,283
Total increase (decrease) in net assets	26,244,512	73,711,290

Net Assets
Beginning of period	141,826,153	68,114,863
End of period (including undistributed net investment income of $1,110,439 and undistributed net investment income of $247,352, respectively)	$ 168,070,665	$ 141,826,153
Other Information Shares
Sold	4,571,098	9,925,533
Issued in reinvestment of distributions	23,103	95,150
Redeemed	(2,658,660)	(3,727,897)
Net increase (decrease)	1,935,541	6,292,786

Financial Highlights

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 I	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.93	$ 10.19	$ 8.44	$ 5.60	$ 9.25	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.13	.11	.11	.09	.08
Net realized and unrealized gain (loss)	.28	.72	1.75	2.83	(3.65)	(.78)
Total from investment operations	.36	.85	1.86	2.94	(3.56)	(.70)
Distributions from net investment income	(.02)	(.11)	(.11)	(.10)	(.09)	(.05)
Net asset value, end of period	$ 11.27	$ 10.93	$ 10.19	$ 8.44	$ 5.60	$ 9.25
Total Return B, C	3.29%	8.40%	22.14%	52.50%	(38.61)%	(7.05)%
Ratios to Average Net Assets E, H
Expenses before reductions	.45% A	.45%	.45%	.45%	.45%	.45% A
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45% A
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.45%	.45% A
Net investment income (loss)	1.46% A	1.30%	1.25%	1.42%	1.14%	.89% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 168,071	$ 141,826	$ 68,115	$ 49,812	$ 22,104	$ 34,942
Portfolio turnover rate F	79% A	77%	80%	35% J	58% J	36% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

G For the period April 19, 2007 (commencement of operations) to February 29, 2008.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I For the year ended February 29.

J Reflects adjustments to exclude transactions in money market mutual funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Large Cap Value Enhanced Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	5.2	1.3
General Electric Co.	3.4	3.1
Chevron Corp.	3.4	3.3
AT&T, Inc.	2.6	2.2
Wells Fargo & Co.	2.6	2.4
Pfizer, Inc.	2.4	2.2
JPMorgan Chase & Co.	2.4	2.2
Merck & Co., Inc.	2.2	1.6
Procter & Gamble Co.	2.0	2.1
Cisco Systems, Inc.	1.8	1.9
	28.0
Market Sectors as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.6	24.1
Energy	16.7	11.9
Health Care	11.9	12.9
Industrials	8.0	10.0
Consumer Staples	8.0	7.0
Utilities	7.6	5.9
Information Technology	7.5	9.9
Consumer Discretionary	7.1	9.6
Telecommunication Services	3.1	3.4
Materials	2.8	3.0

Semiannual Report

Fidelity Large Cap Value Enhanced Index Fund

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
CONSUMER DISCRETIONARY - 7.1%
Auto Components - 0.8%
Delphi Automotive PLC	10,310	$ 312,290
Lear Corp.	8,195	318,212
		630,502
Automobiles - 0.1%
Ford Motor Co.	10,141	94,717
Diversified Consumer Services - 0.0%
Apollo Group, Inc. Class A (non-vtg.) (a)	92	2,470
Household Durables - 0.1%
PulteGroup, Inc. (a)(e)	9,400	128,592
Internet & Catalog Retail - 0.1%
Liberty Media Corp. Interactive Series A (a)	3,500	63,840
Media - 3.1%
Comcast Corp. Class A	25,732	862,794
DISH Network Corp. Class A	10,265	328,377
Liberty Media Corp.:
rights (a)	58	0
Series A (a)	175	8,048
News Corp. Class A	28,601	668,977
The Walt Disney Co.	7,835	387,597
Time Warner Cable, Inc.	846	75,142
Time Warner, Inc.	4,159	172,806
Viacom, Inc. Class B (non-vtg.)	1,006	50,310
		2,554,051
Multiline Retail - 0.8%
Macy's, Inc.	11,772	474,529
Target Corp.	2,763	177,081
		651,610
Specialty Retail - 2.1%
Best Buy Co., Inc.	2,766	49,069
Foot Locker, Inc.	5,760	199,123
Gap, Inc.	11,515	412,467
Home Depot, Inc.	6,558	372,167
Limited Brands, Inc.	1,335	64,881
Lowe's Companies, Inc.	13,809	393,280
Staples, Inc. (e)	25,140	274,529
		1,765,516
TOTAL CONSUMER DISCRETIONARY		5,891,298
CONSUMER STAPLES - 8.0%
Beverages - 0.5%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	7,600	250,344
Molson Coors Brewing Co. Class B	4,200	187,068
		437,412
Food & Staples Retailing - 2.5%
CVS Caremark Corp.	9,289	423,114
Kroger Co.	12,681	282,533

	Shares	Value
Safeway, Inc. (e)	20,562	$ 321,795
Wal-Mart Stores, Inc.	5,487	398,356
Walgreen Co.	18,766	671,072
		2,096,870
Food Products - 2.0%
Archer Daniels Midland Co.	16,820	449,935
ConAgra Foods, Inc.	13,990	351,289
Kraft Foods, Inc. Class A	12,042	500,104
Smithfield Foods, Inc. (a)	198	3,825
Tyson Foods, Inc. Class A	18,903	296,021
		1,601,174
Household Products - 2.0%
Procter & Gamble Co.	24,694	1,659,190
Tobacco - 1.0%
Philip Morris International, Inc.	5,071	452,840
Reynolds American, Inc.	8,507	392,173
		845,013
TOTAL CONSUMER STAPLES		6,639,659
ENERGY - 16.7%
Energy Equipment & Services - 0.9%
Diamond Offshore Drilling, Inc. (e)	4,922	329,872
Halliburton Co.	90	2,948
Helix Energy Solutions Group, Inc. (a)(e)	15,694	276,528
Nabors Industries Ltd. (a)	1,000	14,770
National Oilwell Varco, Inc.	1,135	89,438
		713,556
Oil, Gas & Consumable Fuels - 15.8%
Anadarko Petroleum Corp.	1,583	109,654
Apache Corp.	1,460	125,195
Chevron Corp.	24,793	2,780,783
ConocoPhillips (e)	20,236	1,149,202
Exxon Mobil Corp.	49,668	4,336,013
Hess Corp.	1,756	88,731
HollyFrontier Corp.	10,489	422,602
Marathon Oil Corp.	18,969	527,718
Marathon Petroleum Corp.	10,839	560,918
Murphy Oil Corp.	7,557	387,901
Occidental Petroleum Corp.	6,193	526,467
Phillips 66	15,856	665,952
Tesoro Corp.	12,637	502,194
Valero Energy Corp.	18,343	573,402
Western Refining, Inc.	12,570	351,583
		13,108,315
TOTAL ENERGY		13,821,871
FINANCIALS - 24.6%
Capital Markets - 1.7%
American Capital Ltd. (a)	430	4,726
Bank of New York Mellon Corp.	1,933	43,570
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.	8,617	$ 910,989
Legg Mason, Inc. (e)	1,222	30,037
Raymond James Financial, Inc.	2,065	72,688
SEI Investments Co. (e)	16,392	356,526
		1,418,536
Commercial Banks - 5.9%
Fifth Third Bancorp	31,655	479,257
First Republic Bank	74	2,419
Huntington Bancshares, Inc.	62,532	412,711
KeyCorp	46,274	390,090
PNC Financial Services Group, Inc.	1,609	100,015
Regions Financial Corp.	62,111	432,293
SunTrust Banks, Inc.	17,818	448,479
U.S. Bancorp	13,920	465,067
Wells Fargo & Co.	62,650	2,131,980
		4,862,311
Consumer Finance - 2.1%
American Express Co.	9,702	565,627
Capital One Financial Corp.	9,930	561,343
Discover Financial Services	14,945	578,820
		1,705,790
Diversified Financial Services - 5.3%
Bank of America Corp.	148,687	1,188,009
Citigroup, Inc.	43,046	1,278,897
Interactive Brokers Group, Inc.	200	2,764
JPMorgan Chase & Co.	52,322	1,943,239
		4,412,909
Insurance - 6.2%
ACE Ltd.	7,857	579,297
AFLAC, Inc.	66	3,048
Allied World Assurance Co. Holdings Ltd.	1,401	110,021
American International Group, Inc. (a)	15,849	544,096
Axis Capital Holdings Ltd.	9,659	329,082
Berkshire Hathaway, Inc. Class B (a)	16,761	1,413,623
CNA Financial Corp.	9,300	242,916
Everest Re Group Ltd.	3,174	329,017
Fidelity National Financial, Inc. Class A	8,334	157,013
Loews Corp.	9,728	395,443
Marsh & McLennan Companies, Inc.	9,838	336,164
MetLife, Inc.	343	11,707
PartnerRe Ltd.	4,429	325,089
Torchmark Corp.	43	2,201
Validus Holdings Ltd.	8,896	298,105
		5,076,822
Real Estate Investment Trusts - 3.1%
American Campus Communities, Inc.	2,400	111,888
Annaly Capital Management, Inc.	181	3,133
Camden Property Trust (SBI)	2,100	145,803

	Shares	Value
CBL & Associates Properties, Inc.	13,756	$ 293,966
Chimera Investment Corp.	106,900	271,526
General Growth Properties, Inc.	21,308	438,519
Liberty Property Trust (SBI)	9,305	343,168
MFA Financial, Inc.	38,840	318,100
Public Storage	2,333	339,591
Weyerhaeuser Co.	11,561	287,985
		2,553,679
Real Estate Management & Development - 0.3%
Alexander & Baldwin, Inc.	9,031	267,498
TOTAL FINANCIALS		20,297,545
HEALTH CARE - 11.9%
Biotechnology - 0.4%
Amgen, Inc.	4,263	357,751
United Therapeutics Corp. (a)	82	4,438
		362,189
Health Care Equipment & Supplies - 0.6%
Boston Scientific Corp. (a)	63,958	345,373
Covidien PLC	657	36,825
Medtronic, Inc.	3,500	142,310
		524,508
Health Care Providers & Services - 3.4%
Aetna, Inc.	10,983	421,857
Cardinal Health, Inc.	8,201	324,350
Health Net, Inc. (a)	5,084	118,203
Humana, Inc.	5,415	379,483
McKesson Corp.	1,047	91,204
UnitedHealth Group, Inc.	17,110	929,073
WellPoint, Inc.	8,324	498,358
		2,762,528
Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	6,996	259,971
Pharmaceuticals - 7.2%
Abbott Laboratories	1,000	65,540
Eli Lilly & Co.	15,209	683,036
Johnson & Johnson	20,928	1,411,175
Merck & Co., Inc.	41,302	1,778,051
Pfizer, Inc.	83,201	1,985,176
		5,922,978
TOTAL HEALTH CARE		9,832,174
INDUSTRIALS - 8.0%
Aerospace & Defense - 2.4%
Alliant Techsystems, Inc.	4,336	212,421
Engility Holdings, Inc. (a)(e)	18,793	347,858
General Dynamics Corp.	7,868	515,433
Lockheed Martin Corp.	1,424	129,783
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Northrop Grumman Corp.	7,562	$ 505,822
Raytheon Co. (e)	5,262	297,408
		2,008,725
Air Freight & Logistics - 0.0%
FedEx Corp.	300	26,289
Commercial Services & Supplies - 0.4%
Republic Services, Inc.	12,689	350,851
Electrical Equipment - 0.3%
Hubbell, Inc. Class B	3,478	281,092
Industrial Conglomerates - 3.8%
3M Co.	4,062	376,141
General Electric Co.	134,304	2,781,436
Tyco International Ltd.	217	12,234
		3,169,811
Machinery - 0.4%
Dover Corp.	5,142	297,259
Oshkosh Truck Corp. (a)(e)	200	5,068
		302,327
Professional Services - 0.3%
Equifax, Inc.	4,880	223,406
Road & Rail - 0.4%
Union Pacific Corp.	2,315	281,134
TOTAL INDUSTRIALS		6,643,635
INFORMATION TECHNOLOGY - 7.5%
Communications Equipment - 1.8%
Cisco Systems, Inc.	76,988	1,468,931
Computers & Peripherals - 0.9%
Hewlett-Packard Co.	6,542	110,429
Lexmark International, Inc. Class A	8,168	177,327
Western Digital Corp. (a)	10,432	436,266
		724,022
Electronic Equipment & Components - 0.2%
Tech Data Corp. (a)(e)	3,201	155,505
Internet Software & Services - 0.4%
AOL, Inc. (a)(e)	9,673	325,690
IT Services - 1.5%
CoreLogic, Inc. (a)	13,293	327,008
Fidelity National Information Services, Inc.	9,759	307,409
Lender Processing Services, Inc.	11,251	315,816
Total System Services, Inc.	14,114	327,163
		1,277,396
Semiconductors & Semiconductor Equipment - 2.3%
Applied Materials, Inc. (e)	1,317	15,396
Avago Technologies Ltd.	5,460	199,672
Intel Corp.	27,551	684,091
KLA-Tencor Corp.	7,542	386,980

	Shares	Value
Marvell Technology Group Ltd.	29,255	$ 297,816
Maxim Integrated Products, Inc.	12,407	336,726
		1,920,681
Software - 0.4%
Microsoft Corp.	10,690	329,466
TOTAL INFORMATION TECHNOLOGY		6,201,691
MATERIALS - 2.8%
Chemicals - 2.5%
CF Industries Holdings, Inc.	2,040	422,300
Dow Chemical Co.	3,491	102,321
Eastman Chemical Co.	5,708	315,424
Huntsman Corp.	23,395	336,420
LyondellBasell Industries NV Class A	11,227	548,327
Monsanto Co.	680	59,235
PPG Industries, Inc.	3,073	338,091
		2,122,118
Metals & Mining - 0.3%
Coeur d'Alene Mines Corp. (a)	2,217	50,969
Freeport-McMoRan Copper & Gold, Inc.	4,600	166,106
Newmont Mining Corp.	101	5,119
		222,194
TOTAL MATERIALS		2,344,312
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 3.1%
AT&T, Inc.	59,606	2,183,964
CenturyLink, Inc.	883	37,316
Verizon Communications, Inc.	7,820	335,791
		2,557,071
UTILITIES - 7.6%
Electric Utilities - 3.8%
American Electric Power Co., Inc.	12,861	552,894
Cleco Corp.	6,456	264,244
Duke Energy Corp.	12,044	780,210
Entergy Corp.	6,253	425,704
Exelon Corp.	3,021	110,176
NextEra Energy, Inc.	700	47,117
Northeast Utilities	99	3,729
NV Energy, Inc.	18,330	321,508
Pinnacle West Capital Corp.	7,298	374,898
Southern Co.	3,743	169,670
Xcel Energy, Inc.	2,328	64,928
		3,115,078
Gas Utilities - 0.0%
Atmos Energy Corp.	68	2,376
Multi-Utilities - 3.4%
Ameren Corp.	11,641	380,894
CenterPoint Energy, Inc.	19,158	390,632
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
Consolidated Edison, Inc.	7,856	$ 476,231
Dominion Resources, Inc.	1,374	72,108
DTE Energy Co.	6,249	364,942
MDU Resources Group, Inc.	721	15,538
PG&E Corp.	7,731	335,603
Public Service Enterprise Group, Inc.	15,351	486,013
TECO Energy, Inc. (e)	17,644	306,300
		2,828,261
Water Utilities - 0.4%
American Water Works Co., Inc.	9,510	350,634
TOTAL UTILITIES		6,296,349
TOTAL COMMON STOCKS (Cost $69,569,966)		80,525,605
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.15% 12/20/12 (f) (Cost $99,955)	$ 100,000	99,971
Money Market Funds - 6.5%
	Shares
Dreyfus Cash Management Institutional Shares, 0.10% (c)	1,884,897	1,884,897
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(d)	3,477,550	3,477,550
TOTAL MONEY MARKET FUNDS (Cost $5,362,447)		5,362,447
TOTAL INVESTMENT PORTFOLIO - 103.9% (Cost $75,032,368)	85,988,023
NET OTHER ASSETS (LIABILITIES) - (3.9)%	(3,256,048)
NET ASSETS - 100%	$ 82,731,975
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
31 CME E-mini S&P 500 Index Contracts	Sept. 2012	$ 2,177,905	$ 58,746

The face value of futures purchased as a percentage of net assets is 2.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $99,971.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 3,406
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value.The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 5,891,298	$ 5,891,298	$ -	$ -
Consumer Staples	6,639,659	6,639,659	-	-
Energy	13,821,871	13,821,871	-	-
Financials	20,297,545	20,297,545	-	-
Health Care	9,832,174	9,832,174	-	-
Industrials	6,643,635	6,643,635	-	-
Information Technology	6,201,691	6,201,691	-	-
Materials	2,344,312	2,344,312	-	-
Telecommunication Services	2,557,071	2,557,071	-	-
Utilities	6,296,349	6,296,349	-	-
U.S. Government and Government Agency Obligations	99,971	-	99,971	-
Money Market Funds	5,362,447	5,362,447	-	-
Total Investments in Securities:	$ 85,988,023	$ 85,888,052	$ 99,971	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 58,746	$ 58,746	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 58,746	$ -
Total Value of Derivatives	$ 58,746	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Large Cap Value Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,425,240) - See accompanying schedule: Unaffiliated issuers (cost $71,554,818)	$ 82,510,473
Fidelity Central Funds (cost $3,477,550)	3,477,550
Total Investments (cost $75,032,368)		$ 85,988,023
Segregated cash with broker for futures contracts		17,550
Receivable for fund shares sold		137,827
Dividends receivable		246,557
Interest receivable		117
Distributions receivable from Fidelity Central Funds		423
Receivable for daily variation margin on futures contracts		12,400
Total assets		86,402,897

Liabilities
Payable for fund shares redeemed	$ 162,943
Accrued management fee	20,285
Other affiliated payables	10,144
Collateral on securities loaned, at value	3,477,550
Total liabilities		3,670,922

Net Assets		$ 82,731,975
Net Assets consist of:
Paid in capital		$ 71,341,443
Undistributed net investment income		779,428
Accumulated undistributed net realized gain (loss) on investments		(403,297)
Net unrealized appreciation (depreciation) on investments		11,014,401
Net Assets, for 10,357,665 shares outstanding		$ 82,731,975
Net Asset Value, offering price and redemption price per share ($82,731,975 ÷ 10,357,665 shares)		$ 7.99

Statement of Operations

Six months ended August 31, 2012 (Unaudited)

Investment Income
Dividends		$ 948,516
Interest		790
Income from Fidelity Central Funds		3,406
Total income		952,712

Expenses
Management fee	$ 110,644
Transfer agent fees	55,590
Independent trustees' compensation	467
Miscellaneous	112
Total expenses		166,813
Net investment income (loss)		785,899
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,203,157
Futures contracts	55,979
Total net realized gain (loss)		1,259,136
Change in net unrealized appreciation (depreciation) on: Investment securities	999,017
Futures contracts	(45,531)
Total change in net unrealized appreciation (depreciation)		953,486
Net gain (loss)		2,212,622
Net increase (decrease) in net assets resulting from operations		$ 2,998,521

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 785,899	$ 1,687,945
Net realized gain (loss)	1,259,136	3,313,626
Change in net unrealized appreciation (depreciation)	953,486	(3,513,996)
Net increase (decrease) in net assets resulting from operations	2,998,521	1,487,575
Distributions to shareholders from net investment income	(233,318)	(1,395,578)
Distributions to shareholders from net realized gain	(774,616)	(2,874,041)
Total distributions	(1,007,934)	(4,269,619)
Share transactions Proceeds from sales of shares	22,116,559	44,771,312
Reinvestment of distributions	972,644	4,155,117
Cost of shares redeemed	(13,701,357)	(59,913,933)
Net increase (decrease) in net assets resulting from share transactions	9,387,846	(10,987,504)
Total increase (decrease) in net assets	11,378,433	(13,769,548)

Net Assets
Beginning of period	71,353,542	85,123,090
End of period (including undistributed net investment income of $779,428 and undistributed net investment income of $226,847, respectively)	$ 82,731,975	$ 71,353,542
Other Information Shares
Sold	2,842,016	6,042,322
Issued in reinvestment of distributions	127,143	580,129
Redeemed	(1,787,842)	(8,189,565)
Net increase (decrease)	1,181,317	(1,567,114)

Financial Highlights

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 J	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.78	$ 7.92	$ 6.70	$ 4.59	$ 8.68	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.15	.12	.13	.20	.18
Net realized and unrealized gain (loss)	.24	.10 G	1.22	2.11	(4.14)	(1.37)
Total from investment operations	.32	.25	1.34	2.24	(3.94)	(1.19)
Distributions from net investment income	(.03)	(.13)	(.12)	(.13)	(.15)	(.13)
Distributions from net realized gain	(.08)	(.26)	-	-	-	-
Total distributions	(.11)	(.39)	(.12)	(.13)	(.15)	(.13)
Net asset value, end of period	$ 7.99	$ 7.78	$ 7.92	$ 6.70	$ 4.59	$ 8.68
Total Return B, C	4.15%	3.58%	20.15%	48.83%	(45.82)%	(12.00)%
Ratios to Average Net Assets E, I
Expenses before reductions	.45% A	.45%	.45%	.45%	.45%	.45% A
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45% A
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.45%	.45% A
Net investment income (loss)	2.12% A	2.04%	1.76%	2.11%	2.81%	2.12% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 82,732	$ 71,354	$ 85,123	$ 69,024	$ 20,162	$ 24,379
Portfolio turnover rate F	82% A	85%	83%	89% K	72% K	65% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period April 19, 2007 (commencement of operations) to February 29, 2008.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

J For the year ended February 29.

K Reflects adjustments to exclude transactions in money market mutual funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Large Cap Core Enhanced Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.7	4.2
Exxon Mobil Corp.	2.9	3.6
Chevron Corp.	2.2	2.1
Microsoft Corp.	2.1	2.0
General Electric Co.	2.1	1.9
AT&T, Inc.	2.0	1.1
Johnson & Johnson	1.8	1.2
Wells Fargo & Co.	1.7	1.7
Pfizer, Inc.	1.7	1.4
Google, Inc. Class A	1.7	1.6
	22.9
Market Sectors as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.7	20.5
Financials	13.4	12.5
Health Care	12.5	11.8
Consumer Staples	11.8	10.2
Energy	11.6	12.0
Consumer Discretionary	10.1	9.3
Industrials	8.8	11.0
Utilities	4.4	2.4
Telecommunication Services	3.3	1.9
Materials	2.8	4.3

Semiannual Report

Fidelity Large Cap Core Enhanced Index Fund

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
CONSUMER DISCRETIONARY - 10.1%
Auto Components - 0.4%
Delphi Automotive PLC	29,624	$ 897,311
Automobiles - 0.0%
Ford Motor Co.	1,100	10,274
Diversified Consumer Services - 0.0%
Apollo Group, Inc. Class A (non-vtg.) (a)(e)	346	9,290
Hotels, Restaurants & Leisure - 1.1%
McDonald's Corp.	10,017	896,421
Starbucks Corp.	29,440	1,460,518
Wynn Resorts Ltd.	2,989	308,375
		2,665,314
Internet & Catalog Retail - 0.3%
Amazon.com, Inc. (a)	3,119	774,229
Media - 4.1%
Cinemark Holdings, Inc.	33,900	793,938
Comcast Corp. Class A (e)	28,109	942,495
DISH Network Corp. Class A	27,807	889,546
Liberty Media Corp. Capital Series A (a)	8,400	875,952
McGraw-Hill Companies, Inc.	22,793	1,167,002
News Corp. Class A	76,689	1,793,756
Scripps Networks Interactive, Inc. Class A	15,590	921,369
The Walt Disney Co.	18,836	931,817
Viacom, Inc. Class B (non-vtg.)	26,193	1,309,912
		9,625,787
Multiline Retail - 0.8%
Dollar General Corp. (a)	14,300	730,301
Macy's, Inc.	30,139	1,214,903
		1,945,204
Specialty Retail - 3.4%
Bed Bath & Beyond, Inc. (a)	17,114	1,149,547
Foot Locker, Inc.	17,200	594,604
Gap, Inc.	38,169	1,367,214
Home Depot, Inc.	42,866	2,432,646
Lowe's Companies, Inc.	36,420	1,037,242
TJX Companies, Inc.	29,716	1,360,696
		7,941,949
TOTAL CONSUMER DISCRETIONARY		23,869,358
CONSUMER STAPLES - 11.8%
Beverages - 2.3%
Dr Pepper Snapple Group, Inc.	303	13,577
Monster Beverage Corp. (a)	10,746	633,262
PepsiCo, Inc.	31,752	2,299,797
The Coca-Cola Co.	65,218	2,439,153
		5,385,789
Food & Staples Retailing - 3.2%
CVS Caremark Corp.	40,359	1,838,352
Kroger Co.	46,407	1,033,948

	Shares	Value
Wal-Mart Stores, Inc.	43,598	$ 3,165,215
Walgreen Co.	42,141	1,506,962
		7,544,477
Food Products - 1.7%
Archer Daniels Midland Co.	38,474	1,029,180
ConAgra Foods, Inc.	38,595	969,120
Hormel Foods Corp. (e)	28,403	815,734
Kraft Foods, Inc. Class A	12,695	527,223
Smithfield Foods, Inc. (a)	671	12,964
Tyson Foods, Inc. Class A	45,779	716,899
		4,071,120
Household Products - 1.8%
Clorox Co.	183	13,313
Colgate-Palmolive Co.	2,217	235,689
Kimberly-Clark Corp.	16,917	1,414,261
Procter & Gamble Co.	39,163	2,631,362
		4,294,625
Tobacco - 2.8%
Altria Group, Inc.	59,974	2,036,717
Lorillard, Inc.	7,627	957,265
Philip Morris International, Inc.	41,528	3,708,450
		6,702,432
TOTAL CONSUMER STAPLES		27,998,443
ENERGY - 11.6%
Energy Equipment & Services - 1.4%
Diamond Offshore Drilling, Inc. (e)	13,300	891,366
Helix Energy Solutions Group, Inc. (a)	36,300	639,606
National Oilwell Varco, Inc.	11,639	917,153
Schlumberger Ltd.	13,341	965,622
		3,413,747
Oil, Gas & Consumable Fuels - 10.2%
Anadarko Petroleum Corp.	200	13,854
Chevron Corp.	45,497	5,102,944
ConocoPhillips	37,663	2,138,882
Exxon Mobil Corp.	77,783	6,790,456
Hess Corp.	182	9,196
HollyFrontier Corp.	23,632	952,133
Marathon Oil Corp.	33,702	937,590
Marathon Petroleum Corp.	27,201	1,407,652
Murphy Oil Corp.	20,541	1,054,370
Occidental Petroleum Corp.	6,327	537,858
Phillips 66	35,755	1,501,710
Tesoro Corp.	32,000	1,271,680
Valero Energy Corp.	47,288	1,478,223
Western Refining, Inc.	35,200	984,544
		24,181,092
TOTAL ENERGY		27,594,839
Common Stocks - continued
	Shares	Value
FINANCIALS - 13.4%
Capital Markets - 0.8%
Goldman Sachs Group, Inc.	17,180	$ 1,816,270
Commercial Banks - 3.6%
Fifth Third Bancorp	77,401	1,171,851
Huntington Bancshares, Inc.	139,700	922,020
KeyCorp	116,000	977,880
PNC Financial Services Group, Inc.	176	10,940
Regions Financial Corp.	145,087	1,009,806
U.S. Bancorp	12,232	408,671
Wells Fargo & Co.	121,571	4,137,061
		8,638,229
Consumer Finance - 1.4%
American Express Co.	32,020	1,866,766
Discover Financial Services	36,540	1,415,194
		3,281,960
Diversified Financial Services - 2.8%
Bank of America Corp.	96,442	770,572
Citigroup, Inc.	78,611	2,335,533
JPMorgan Chase & Co.	93,299	3,465,125
		6,571,230
Insurance - 3.6%
ACE Ltd.	17,027	1,255,401
American International Group, Inc. (a)	37,107	1,273,883
Berkshire Hathaway, Inc. Class B (a)	24,150	2,036,811
CNA Financial Corp.	28,359	740,737
Everest Re Group Ltd.	4,800	497,568
Loews Corp.	24,945	1,014,014
Marsh & McLennan Companies, Inc.	34,756	1,187,613
Validus Holdings Ltd.	18,100	606,531
		8,612,558
Real Estate Investment Trusts - 1.0%
General Growth Properties, Inc.	45,596	938,366
MFA Financial, Inc.	98,200	804,258
Public Storage	192	27,948
Simon Property Group, Inc.	1,259	199,803
Weyerhaeuser Co.	18,397	458,269
		2,428,644
Real Estate Management & Development - 0.2%
Alexander & Baldwin, Inc.	14,400	426,528
TOTAL FINANCIALS		31,775,419
HEALTH CARE - 12.5%
Biotechnology - 1.0%
Amgen, Inc.	26,395	2,215,068
Biogen Idec, Inc. (a)	100	14,659
		2,229,727
Health Care Equipment & Supplies - 1.3%
Baxter International, Inc.	1,724	101,164
Becton, Dickinson & Co.	158	12,005

	Shares	Value
Boston Scientific Corp. (a)	69,500	$ 375,300
Covidien PLC	200	11,210
Hill-Rom Holdings, Inc.	400	11,092
Medtronic, Inc.	39,529	1,607,249
St. Jude Medical, Inc.	27,125	1,024,240
		3,142,260
Health Care Providers & Services - 2.9%
Aetna, Inc.	28,190	1,082,778
Cardinal Health, Inc.	25,729	1,017,582
Express Scripts Holding Co. (a)	2,091	130,938
Humana, Inc.	12,894	903,612
McKesson Corp.	9,423	820,838
Omnicare, Inc.	400	12,952
UnitedHealth Group, Inc.	32,960	1,789,728
WellPoint, Inc.	18,553	1,110,768
		6,869,196
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	26,609	988,790
Pharmaceuticals - 6.9%
Abbott Laboratories	41,156	2,697,364
Bristol-Myers Squibb Co.	11,729	387,174
Eli Lilly & Co.	39,052	1,753,825
Johnson & Johnson	62,511	4,215,117
Merck & Co., Inc.	76,099	3,276,062
Pfizer, Inc.	173,173	4,131,908
		16,461,450
TOTAL HEALTH CARE		29,691,423
INDUSTRIALS - 8.8%
Aerospace & Defense - 3.3%
Alliant Techsystems, Inc.	2,500	122,475
General Dynamics Corp.	18,529	1,213,835
Honeywell International, Inc.	11,280	659,316
Lockheed Martin Corp.	14,113	1,286,259
Northrop Grumman Corp.	17,810	1,191,311
Raytheon Co.	21,110	1,193,137
The Boeing Co.	4,596	328,154
United Technologies Corp.	23,908	1,909,054
		7,903,541
Air Freight & Logistics - 0.3%
United Parcel Service, Inc. Class B	7,654	564,942
Electrical Equipment - 0.0%
Emerson Electric Co. (e)	400	20,288
Industrial Conglomerates - 2.9%
3M Co.	21,834	2,021,828
General Electric Co.	238,881	4,947,226
		6,969,054
Machinery - 0.7%
Caterpillar, Inc.	2,781	237,303
Cummins, Inc.	11,458	1,112,686
Deere & Co. (e)	135	10,140
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Dover Corp.	3,145	$ 181,812
Lincoln Electric Holdings, Inc.	2,600	107,250
		1,649,191
Road & Rail - 1.6%
CSX Corp.	36,192	812,872
Norfolk Southern Corp.	17,113	1,240,008
Union Pacific Corp.	14,733	1,789,176
		3,842,056
TOTAL INDUSTRIALS		20,949,072
INFORMATION TECHNOLOGY - 19.7%
Communications Equipment - 1.7%
Cisco Systems, Inc.	144,937	2,765,398
QUALCOMM, Inc.	19,711	1,211,438
		3,976,836
Computers & Peripherals - 4.8%
Apple, Inc.	16,718	11,121,478
EMC Corp. (a)	11,129	292,581
Hewlett-Packard Co.	1,497	25,269
		11,439,328
Internet Software & Services - 1.8%
eBay, Inc. (a)	5,000	237,350
Google, Inc. Class A (a)	6,029	4,130,408
		4,367,758
IT Services - 4.6%
Accenture PLC Class A	24,881	1,532,670
Fidelity National Information Services, Inc.	28,066	884,079
Fiserv, Inc. (a)	142	10,126
IBM Corp.	20,335	3,962,275
MasterCard, Inc. Class A	3,830	1,619,707
Total System Services, Inc.	37,300	864,614
Visa, Inc. Class A	16,195	2,077,009
		10,950,480
Semiconductors & Semiconductor Equipment - 2.8%
Avago Technologies Ltd.	23,460	857,932
Broadcom Corp. Class A	312	11,085
Intel Corp.	126,673	3,145,291
KLA-Tencor Corp.	19,300	990,283
LSI Corp. (a)	1,600	12,464
Marvell Technology Group Ltd.	69,014	702,563
Maxim Integrated Products, Inc.	31,213	847,121
		6,566,739
Software - 4.0%
Activision Blizzard, Inc.	52,022	611,779
Intuit, Inc.	11,600	679,064

	Shares	Value
Microsoft Corp.	163,097	$ 5,026,650
Oracle Corp.	100,501	3,180,857
		9,498,350
TOTAL INFORMATION TECHNOLOGY		46,799,491
MATERIALS - 2.8%
Chemicals - 2.8%
CF Industries Holdings, Inc.	6,207	1,284,911
E.I. du Pont de Nemours & Co. (e)	1,861	92,585
Eastman Chemical Co.	18,791	1,038,391
LyondellBasell Industries NV Class A	22,223	1,085,371
Monsanto Co.	20,387	1,775,912
PPG Industries, Inc.	11,440	1,258,629
		6,535,799
Metals & Mining - 0.0%
Freeport-McMoRan Copper & Gold, Inc.	370	13,361
Paper & Forest Products - 0.0%
International Paper Co.	400	13,824
TOTAL MATERIALS		6,562,984
TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 3.3%
AT&T, Inc.	129,536	4,746,199
Verizon Communications, Inc.	73,316	3,148,189
		7,894,388
UTILITIES - 4.4%
Electric Utilities - 2.4%
American Electric Power Co., Inc.	29,924	1,286,433
Duke Energy Corp.	24,746	1,603,046
Entergy Corp.	15,565	1,059,665
NV Energy, Inc.	39,100	685,814
Southern Co.	21,437	971,739
		5,606,697
Multi-Utilities - 2.0%
Ameren Corp.	15,150	495,708
CenterPoint Energy, Inc.	49,217	1,003,535
Consolidated Edison, Inc.	18,441	1,117,893
DTE Energy Co.	13,387	781,801
PG&E Corp.	7,300	316,893
Public Service Enterprise Group, Inc.	36,334	1,150,334
		4,866,164
TOTAL UTILITIES		10,472,861
TOTAL COMMON STOCKS (Cost $229,862,564)		233,608,278
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.12% 12/6/12 (f) (Cost $299,902)	$ 300,000	$ 299,927
Money Market Funds - 2.3%
	Shares
Dreyfus Cash Management Institutional Shares, 0.10% (c)	2,695,447	2,695,447
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(d)	2,765,325	2,765,325
TOTAL MONEY MARKET FUNDS (Cost $5,460,772)		5,460,772
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $235,623,238)	239,368,977
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(2,001,335)
NET ASSETS - 100%	$ 237,367,642
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
53 CME E-mini S&P 500 Index Contracts	Sept. 2012	$ 3,723,515	$ 45,559
The face value of futures purchased as a percentage of net assets is 1.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $199,951.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 11,072
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 23,869,358	$ 23,869,358	$ -	$ -
Consumer Staples	27,998,443	27,998,443	-	-
Energy	27,594,839	27,594,839	-	-
Financials	31,775,419	31,775,419	-	-
Health Care	29,691,423	29,691,423	-	-
Industrials	20,949,072	20,949,072	-	-
Information Technology	46,799,491	46,799,491	-	-
Materials	6,562,984	6,562,984	-	-
Telecommunication Services	7,894,388	7,894,388	-	-
Utilities	10,472,861	10,472,861	-	-
U.S. Government and Government Agency Obligations	299,927	-	299,927	-
Money Market Funds	5,460,772	5,460,772	-	-
Total Investments in Securities:	$ 239,368,977	$ 239,069,050	$ 299,927	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 45,559	$ 45,559	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 45,559	$ -
Total Value of Derivatives	$ 45,559	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Large Cap Core Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,712,083) - See accompanying schedule: Unaffiliated issuers (cost $232,857,913)	$ 236,603,652
Fidelity Central Funds (cost $2,765,325)	2,765,325
Total Investments (cost $235,623,238)		$ 239,368,977
Receivable for fund shares sold		148,871
Dividends receivable		707,695
Interest receivable		127
Distributions receivable from Fidelity Central Funds		1,742
Receivable for daily variation margin on futures contracts		20,853
Total assets		240,248,265

Liabilities
Payable for fund shares redeemed	$ 27,070
Accrued management fee	58,820
Other affiliated payables	29,408
Collateral on securities loaned, at value	2,765,325
Total liabilities		2,880,623

Net Assets		$ 237,367,642
Net Assets consist of:
Paid in capital		$ 248,485,463
Undistributed net investment income		2,314,932
Accumulated undistributed net realized gain (loss) on investments		(17,224,051)
Net unrealized appreciation (depreciation) on investments		3,791,298
Net Assets, for 23,642,711 shares outstanding		$ 237,367,642
Net Asset Value, offering price and redemption price per share ($237,367,642 ÷ 23,642,711 shares)		$ 10.04

Statement of Operations

Six months ended August 31, 2012 (Unaudited)

Investment Income
Dividends		$ 2,852,445
Interest		1,540
Income from Fidelity Central Funds		11,072
Total income		2,865,057

Expenses
Management fee	$ 364,476
Transfer agent fees	183,026
Independent trustees' compensation	1,506
Interest	779
Miscellaneous	347
Total expenses before reductions	550,134
Expense reductions	(1)	550,133
Net investment income (loss)		2,314,924
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,096,528
Futures contracts	43,553
Total net realized gain (loss)		3,140,081
Change in net unrealized appreciation (depreciation) on: Investment securities	1,921,955
Futures contracts	(188,062)
Total change in net unrealized appreciation (depreciation)		1,733,893
Net gain (loss)		4,873,974
Net increase (decrease) in net assets resulting from operations		$ 7,188,898

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,314,924	$ 5,034,728
Net realized gain (loss)	3,140,081	18,244,681
Change in net unrealized appreciation (depreciation)	1,733,893	(28,944,074)
Net increase (decrease) in net assets resulting from operations	7,188,898	(5,664,665)
Distributions to shareholders from net investment income	-	(2,264,397)
Share transactions Proceeds from sales of shares	29,550,475	212,282,081
Reinvestment of distributions	-	2,249,226
Cost of shares redeemed	(61,596,496)	(913,023,187)
Net increase (decrease) in net assets resulting from share transactions	(32,046,021)	(698,491,880)
Total increase (decrease) in net assets	(24,857,123)	(706,420,942)

Net Assets
Beginning of period	262,224,765	968,645,707
End of period (including undistributed net investment income of $2,314,932 and undistributed net investment income of $8, respectively)	$ 237,367,642	$ 262,224,765
Other Information Shares
Sold	3,045,412	23,586,792
Issued in reinvestment of distributions	-	247,985
Redeemed	(6,492,830)	(103,303,937)
Net increase (decrease)	(3,447,418)	(79,469,160)

Financial Highlights

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 J	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.68	$ 9.09	$ 7.69	$ 5.27	$ 9.20	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09	.14	.13	.12	.16	.15
Net realized and unrealized gain (loss)	.27	.48 G	1.42	2.43	(3.95)	(.90)
Total from investment operations	.36	.62	1.55	2.55	(3.79)	(.75)
Distributions from net investment income	-	(.03)	(.15)	(.13)	(.14)	(.05)
Net asset value, end of period	$ 10.04	$ 9.68	$ 9.09	$ 7.69	$ 5.27	$ 9.20
Total Return B, C	3.72%	6.78%	20.25%	48.52%	(41.51)%	(7.59)%
Ratios to Average Net Assets E, I
Expenses before reductions	.45% A	.45%	.45%	.45%	.45%	.45% A
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45% A
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.45%	.45% A
Net investment income (loss)	1.90% A	1.53%	1.58%	1.76%	2.05%	1.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 237,368	$ 262,225	$ 968,646	$ 1,006,185	$ 723,548	$ 834,523
Portfolio turnover rate F	93% A	104%	64%	60% K	45% K	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period April 19, 2007 (commencement of operations) to February 29, 2008.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

J For the year ended February 29.

K Reflects adjustments to exclude transactions in money market mutual funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Mid Cap Enhanced Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Valero Energy Corp.	1.0	0.8
Macy's, Inc.	0.9	0.9
Marathon Petroleum Corp.	0.9	0.0
PPG Industries, Inc.	0.9	0.8
Bed Bath & Beyond, Inc.	0.9	0.8
Gap, Inc.	0.9	0.7
Intuit, Inc.	0.9	0.8
McGraw-Hill Companies, Inc.	0.8	0.7
Weyerhaeuser Co.	0.8	0.7
Tesoro Corp.	0.8	0.5
	8.8
Market Sectors as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	17.7	16.7
Consumer Discretionary	16.4	15.9
Information Technology	14.3	15.1
Health Care	11.6	9.7
Industrials	10.4	13.3
Utilities	7.5	4.7
Consumer Staples	7.4	6.9
Energy	6.9	7.7
Materials	4.4	6.6
Telecommunication Services	1.6	1.1

Semiannual Report

Fidelity Mid Cap Enhanced Index Fund

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
CONSUMER DISCRETIONARY - 16.4%
Auto Components - 1.5%
Autoliv, Inc.	3,949	$ 234,136
Delphi Automotive PLC	18,108	548,491
Lear Corp.	10,239	397,580
		1,180,207
Distributors - 0.7%
Genuine Parts Co.	7,987	504,459
Hotels, Restaurants & Leisure - 0.7%
Wyndham Worldwide Corp.	9,553	498,093
Household Durables - 0.7%
PulteGroup, Inc. (a)(e)	40,400	552,672
Internet & Catalog Retail - 0.7%
Liberty Media Corp. Interactive Series A (a)	28,800	525,312
Leisure Equipment & Products - 0.6%
Polaris Industries, Inc.	6,379	479,637
Media - 2.9%
DISH Network Corp. Class A	15,522	496,549
Gannett Co., Inc.	10,000	152,600
Interpublic Group of Companies, Inc.	20,100	213,864
Liberty Media Corp.:
Capital Series A (a)	6,140	640,279
rights (a)	480	0
Series A (a)	1,440	66,226
McGraw-Hill Companies, Inc.	12,676	649,011
		2,218,529
Multiline Retail - 2.3%
Dillard's, Inc. Class A	4,200	315,336
Dollar General Corp. (a)	9,271	473,470
Dollar Tree, Inc. (a)	6,000	289,020
Macy's, Inc.	18,043	727,313
		1,805,139
Specialty Retail - 5.9%
Bed Bath & Beyond, Inc. (a)	10,094	678,014
Best Buy Co., Inc.	4,902	86,961
Foot Locker, Inc.	14,105	487,610
Gap, Inc. (e)	18,764	672,126
Limited Brands, Inc.	12,360	600,696
PetSmart, Inc.	7,845	556,367
Ross Stores, Inc.	9,107	630,113
Signet Jewelers Ltd.	3,078	141,157
Staples, Inc. (e)	30,003	327,633
TJX Companies, Inc.	9,091	416,277
		4,596,954
Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc.	5,133	298,381
TOTAL CONSUMER DISCRETIONARY		12,659,383

	Shares	Value
CONSUMER STAPLES - 7.4%
Beverages - 3.7%
Beam, Inc.	8,504	$ 496,293
Brown-Forman Corp. Class B (non-vtg.)	6,219	398,638
Coca-Cola Enterprises, Inc.	16,893	498,850
Constellation Brands, Inc. Class A (sub. vtg.) (a)	14,535	478,783
Dr Pepper Snapple Group, Inc.	11,554	517,735
Monster Beverage Corp. (a)	7,890	464,958
		2,855,257
Food & Staples Retailing - 1.2%
Kroger Co.	24,000	534,720
Safeway, Inc. (e)	23,104	361,578
		896,298
Food Products - 2.5%
Campbell Soup Co.	3,935	138,276
ConAgra Foods, Inc.	20,180	506,720
Hormel Foods Corp. (e)	13,515	388,151
Smithfield Foods, Inc. (a)	168	3,246
The Hershey Co.	7,289	523,496
Tyson Foods, Inc. Class A	24,763	387,789
		1,947,678
Personal Products - 0.0%
Avon Products, Inc.	1,081	16,701
Herbalife Ltd.	469	22,695
		39,396
TOTAL CONSUMER STAPLES		5,738,629
ENERGY - 6.9%
Energy Equipment & Services - 1.6%
Diamond Offshore Drilling, Inc. (e)	6,263	419,746
Helix Energy Solutions Group, Inc. (a)	4,600	81,052
McDermott International, Inc. (a)	32,539	362,484
Oceaneering International, Inc.	6,929	370,979
SEACOR Holdings, Inc. (a)	7	602
		1,234,863
Oil, Gas & Consumable Fuels - 5.3%
Delek US Holdings, Inc.	14,778	388,070
HollyFrontier Corp.	14,739	593,834
Marathon Petroleum Corp.	13,700	708,975
Murphy Oil Corp.	10,523	540,146
Peabody Energy Corp.	924	19,986
Tesoro Corp.	16,202	643,867
Valero Energy Corp.	24,394	762,556
Western Refining, Inc.	16,848	471,239
		4,128,673
TOTAL ENERGY		5,363,536
Common Stocks - continued
	Shares	Value
FINANCIALS - 17.7%
Capital Markets - 1.6%
Ameriprise Financial, Inc.	3,900	$ 214,149
Jefferies Group, Inc.	28,200	414,258
Raymond James Financial, Inc.	1,738	61,178
SEI Investments Co.	20,712	450,486
Waddell & Reed Financial, Inc. Class A	2,900	85,840
		1,225,911
Commercial Banks - 4.4%
CapitalSource, Inc.	29,500	204,435
East West Bancorp, Inc.	14,819	325,129
Fifth Third Bancorp	42,397	641,891
First Citizen Bancshares, Inc.	375	61,928
Huntington Bancshares, Inc.	68,653	453,110
KeyCorp	60,948	513,792
Regions Financial Corp.	81,217	565,270
SunTrust Banks, Inc.	24,691	621,472
		3,387,027
Consumer Finance - 0.5%
Discover Financial Services	10,521	407,478
Diversified Financial Services - 0.5%
The NASDAQ Stock Market, Inc.	16,563	378,796
Insurance - 4.7%
Allied World Assurance Co. Holdings Ltd.	5,721	449,270
American International Group, Inc. (a)	10,651	365,649
American International Group, Inc. warrants 1/19/21 (a)	574	7,462
American National Insurance Co.	475	33,578
Arch Capital Group Ltd. (a)	2,757	110,032
Axis Capital Holdings Ltd.	11,700	398,619
CNA Financial Corp.	12,224	319,291
Everest Re Group Ltd.	4,100	425,006
Fidelity National Financial, Inc. Class A	20,249	381,491
HCC Insurance Holdings, Inc.	3,662	121,139
Marsh & McLennan Companies, Inc.	11,432	390,631
PartnerRe Ltd.	3,200	234,880
Validus Holdings Ltd.	12,511	419,244
		3,656,292
Real Estate Investment Trusts - 5.9%
American Campus Communities, Inc.	8,186	381,631
American Capital Mortgage Investment Corp.	1,600	39,568
Apollo Residential Mortgage, Inc.	4,998	102,159
Camden Property Trust (SBI)	6,337	439,978
Chimera Investment Corp.	144,300	366,522
Equity Lifestyle Properties, Inc.	26	1,788
Equity Residential (SBI)	119	7,188
Extra Space Storage, Inc.	12,320	420,235
General Growth Properties, Inc.	29,230	601,553
HCP, Inc.	788	36,138
MFA Financial, Inc.	47,690	390,581

	Shares	Value
Public Storage	2,552	$ 371,469
Rayonier, Inc.	9,630	471,774
Ventas, Inc.	552	36,150
Vornado Realty Trust	3,488	283,121
Weyerhaeuser Co.	25,892	644,970
		4,594,825
Real Estate Management & Development - 0.1%
Alexander & Baldwin, Inc.	2,109	62,469
TOTAL FINANCIALS		13,712,798
HEALTH CARE - 11.6%
Biotechnology - 2.4%
Alexion Pharmaceuticals, Inc. (a)	455	48,781
Biogen Idec, Inc. (a)	2,713	397,699
PDL BioPharma, Inc. (e)	48,831	359,396
Pharmacyclics, Inc. (a)	6,255	418,585
United Therapeutics Corp. (a)	8,158	441,511
Vertex Pharmaceuticals, Inc. (a)	3,653	194,814
		1,860,786
Health Care Equipment & Supplies - 2.9%
Boston Scientific Corp. (a)	84,498	456,289
Hill-Rom Holdings, Inc.	11,472	318,119
St. Jude Medical, Inc.	13,900	524,864
Thoratec Corp. (a)	11,278	382,211
Varian Medical Systems, Inc. (a)	102	5,997
Zimmer Holdings, Inc.	8,685	536,559
		2,224,039
Health Care Providers & Services - 4.3%
AmerisourceBergen Corp.	13,925	536,391
CIGNA Corp.	7,811	357,509
Coventry Health Care, Inc.	12,582	523,789
Health Net, Inc. (a)	16,475	383,044
Humana, Inc.	7,373	516,700
Omnicare, Inc.	12,329	399,213
Quest Diagnostics, Inc.	8,767	530,140
Wellcare Health Plans, Inc. (a)	1,600	90,704
		3,337,490
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	15,094	560,893
Charles River Laboratories International, Inc. (a)	10,553	383,285
PerkinElmer, Inc.	116	3,167
		947,345
Pharmaceuticals - 0.8%
Forest Laboratories, Inc. (a)	191	6,626
Warner Chilcott PLC	2,991	40,737
Watson Pharmaceuticals, Inc. (a)	7,310	594,669
		642,032
TOTAL HEALTH CARE		9,011,692
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 10.4%
Aerospace & Defense - 1.9%
Alliant Techsystems, Inc.	7,815	$ 382,857
Engility Holdings, Inc. (a)(e)	10,224	189,246
Exelis, Inc.	37,859	382,376
L-3 Communications Holdings, Inc.	6,633	465,902
Textron, Inc.	2,800	74,816
		1,495,197
Airlines - 0.8%
Copa Holdings SA Class A	4,504	349,646
Southwest Airlines Co.	33,800	302,172
		651,818
Commercial Services & Supplies - 0.7%
Avery Dennison Corp.	2,200	68,706
Republic Services, Inc.	16,380	452,907
		521,613
Construction & Engineering - 0.7%
Chicago Bridge & Iron Co. NV unit	11,338	417,465
KBR, Inc.	5,797	157,041
		574,506
Electrical Equipment - 1.9%
AMETEK, Inc.	15,168	520,414
Hubbell, Inc. Class B	5,398	436,266
Rockwell Automation, Inc.	6,749	486,333
		1,443,013
Machinery - 3.8%
AGCO Corp. (a)	8,435	355,029
CNH Global NV (a)(e)	9,143	361,880
Dover Corp.	9,140	528,383
Lincoln Electric Holdings, Inc.	8,975	370,219
Parker Hannifin Corp.	6,691	535,146
Timken Co.	9,273	372,404
Wabtec Corp.	5,425	423,910
Xylem, Inc.	585	14,210
		2,961,181
Professional Services - 0.6%
Equifax, Inc.	9,315	426,441
TOTAL INDUSTRIALS		8,073,769
INFORMATION TECHNOLOGY - 14.3%
Computers & Peripherals - 1.4%
Diebold, Inc.	9,906	322,737
NetApp, Inc. (a)	5,009	172,911
SanDisk Corp. (a)	88	3,627
Western Digital Corp. (a)(e)	14,185	593,217
		1,092,492

	Shares	Value
Electronic Equipment & Components - 1.0%
Avnet, Inc. (a)	12,700	$ 409,067
Tech Data Corp. (a)(e)	7,000	340,060
		749,127
Internet Software & Services - 0.5%
AOL, Inc. (a)(e)	12,344	415,622
IT Services - 4.2%
Amdocs Ltd.	14,192	457,550
CoreLogic, Inc. (a)	16,437	404,350
DST Systems, Inc.	579	29,460
Fidelity National Information Services, Inc.	15,830	498,645
Fiserv, Inc. (a)	7,137	508,939
Lender Processing Services, Inc.	15,264	428,460
The Western Union Co.	26,211	461,576
Total System Services, Inc.	18,818	436,201
		3,225,181
Semiconductors & Semiconductor Equipment - 3.7%
Avago Technologies Ltd.	14,362	525,218
KLA-Tencor Corp.	9,900	507,969
LSI Corp. (a)	51,900	404,301
Marvell Technology Group Ltd.	36,985	376,507
Maxim Integrated Products, Inc.	18,100	491,234
Micron Technology, Inc. (a)	100	621
NVIDIA Corp. (a)	36,592	513,386
		2,819,236
Software - 3.5%
Activision Blizzard, Inc.	33,582	394,924
BMC Software, Inc. (a)	11,432	473,285
CA Technologies, Inc.	14,300	372,229
Intuit, Inc.	11,462	670,985
Symantec Corp. (a)	35,400	631,182
Synopsys, Inc. (a)	5,599	184,935
		2,727,540
TOTAL INFORMATION TECHNOLOGY		11,029,198
MATERIALS - 4.4%
Chemicals - 4.4%
Airgas, Inc.	3,992	331,615
Albemarle Corp.	6,901	377,692
Cabot Corp.	4,366	152,068
CF Industries Holdings, Inc.	3,085	638,626
Eastman Chemical Co.	10,457	577,854
Huntsman Corp.	28,810	414,288
PPG Industries, Inc.	6,347	698,297
Rockwood Holdings, Inc.	3,250	153,855
Valspar Corp.	400	21,336
		3,365,631
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - 0.0%
International Paper Co.	131	$ 4,527
TOTAL MATERIALS		3,370,158
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 0.5%
tw telecom, inc. (a)	15,300	384,795
Wireless Telecommunication Services - 1.1%
MetroPCS Communications, Inc. (a)	51,462	500,725
Telephone & Data Systems, Inc.	15,672	384,277
		885,002
TOTAL TELECOMMUNICATION SERVICES		1,269,797
UTILITIES - 7.5%
Electric Utilities - 3.1%
Cleco Corp.	1,330	54,437
Duke Energy Corp.	4,914	318,329
Entergy Corp.	8,092	550,903
NV Energy, Inc.	23,868	418,645
Pinnacle West Capital Corp. (e)	9,094	467,159
Xcel Energy, Inc.	20,400	568,956
		2,378,429
Independent Power Producers & Energy Traders - 0.6%
The AES Corp.	38,916	443,253
Multi-Utilities - 3.2%
Alliant Energy Corp.	3,500	154,280
Ameren Corp.	14,495	474,276
CenterPoint Energy, Inc.	25,348	516,846
CMS Energy Corp.	18,937	436,877
Consolidated Edison, Inc.	6,289	381,239
DTE Energy Co.	8,200	478,880
MDU Resources Group, Inc.	3,200	68,960
		2,511,358
Water Utilities - 0.6%
American Water Works Co., Inc.	12,650	466,406
TOTAL UTILITIES		5,799,446
TOTAL COMMON STOCKS (Cost $67,809,585)		76,028,406
U.S. Treasury Obligations - 0.2%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.15% 12/20/12 (f) (Cost $99,955)	$ 100,000	99,971
Money Market Funds - 6.7%
	Shares	Value
Dreyfus Cash Management Institutional Shares, 0.10% (c)	1,131,678	$ 1,131,678
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(d)	4,068,225	4,068,225
TOTAL MONEY MARKET FUNDS (Cost $5,199,903)		5,199,903
TOTAL INVESTMENT PORTFOLIO - 105.1% (Cost $73,109,443)		81,328,280
NET OTHER ASSETS (LIABILITIES) - (5.1)%		(3,927,016)
NET ASSETS - 100%		$ 77,401,264
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
14 CME E-mini S&P MidCap 400 Index Contracts	Sept. 2012	$ 1,359,120	$ 78,050

The face value of futures purchased as a percentage of net assets is 1.8%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $99,971.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 1,794
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 12,659,383	$ 12,659,383	$ -	$ -
Consumer Staples	5,738,629	5,738,629	-	-
Energy	5,363,536	5,363,536	-	-
Financials	13,712,798	13,712,798	-	-
Health Care	9,011,692	9,011,692	-	-
Industrials	8,073,769	8,073,769	-	-
Information Technology	11,029,198	11,029,198	-	-
Materials	3,370,158	3,370,158	-	-
Telecommunication Services	1,269,797	1,269,797	-	-
Utilities	5,799,446	5,799,446	-	-
U.S. Government and Government Agency Obligations	99,971	-	99,971	-
Money Market Funds	5,199,903	5,199,903	-	-
Total Investments in Securities:	$ 81,328,280	$ 81,228,309	$ 99,971	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 78,050	$ 78,050	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 78,050	$ -
Total Value of Derivatives	$ 78,050	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Mid Cap Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,983,004) - See accompanying schedule: Unaffiliated issuers (cost $69,041,218)	$ 77,260,055
Fidelity Central Funds (cost $4,068,225)	4,068,225
Total Investments (cost $73,109,443)		$ 81,328,280
Receivable for fund shares sold		94,068
Dividends receivable		160,479
Interest receivable		78
Distributions receivable from Fidelity Central Funds		398
Receivable for daily variation margin on futures contracts		7,560
Other receivables		2
Total assets		81,590,865

Liabilities
Payable for fund shares redeemed	$ 82,947
Accrued management fee	28,822
Other affiliated payables	9,607
Collateral on securities loaned, at value	4,068,225
Total liabilities		4,189,601

Net Assets		$ 77,401,264
Net Assets consist of:
Paid in capital		$ 71,146,039
Undistributed net investment income		479,530
Accumulated undistributed net realized gain (loss) on investments		(2,521,192)
Net unrealized appreciation (depreciation) on investments		8,296,887
Net Assets, for 7,945,685 shares outstanding		$ 77,401,264
Net Asset Value, offering price and redemption price per share ($77,401,264 ÷ 7,945,685 shares)		$ 9.74

Statement of Operations

Six months ended August 31, 2012 (Unaudited)

Investment Income
Dividends		$ 713,906
Interest		560
Income from Fidelity Central Funds		1,794
Total income		716,260

Expenses
Management fee	$ 170,742
Transfer agent fees	57,075
Independent trustees' compensation	484
Miscellaneous	109
Total expenses before reductions	228,410
Expense reductions	(1)	228,409
Net investment income (loss)		487,851
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(385,385)
Futures contracts	209,024
Total net realized gain (loss)		(176,361)
Change in net unrealized appreciation (depreciation) on: Investment securities	644,377
Futures contracts	(140,054)
Total change in net unrealized appreciation (depreciation)		504,323
Net gain (loss)		327,962
Net increase (decrease) in net assets resulting from operations		$ 815,813

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 487,851	$ 724,409
Net realized gain (loss)	(176,361)	4,738,420
Change in net unrealized appreciation (depreciation)	504,323	(4,487,136)
Net increase (decrease) in net assets resulting from operations	815,813	975,693
Distributions to shareholders from net investment income	(127,078)	(511,180)
Distributions to shareholders from net realized gain	(1,032,505)	(4,128,001)
Total distributions	(1,159,583)	(4,639,181)
Share transactions Proceeds from sales of shares	10,610,937	48,633,295
Reinvestment of distributions	1,124,029	4,485,129
Cost of shares redeemed	(13,051,936)	(32,503,734)
Net increase (decrease) in net assets resulting from share transactions	(1,316,970)	20,614,690
Redemption fees	534	6,307
Total increase (decrease) in net assets	(1,660,206)	16,957,509

Net Assets
Beginning of period	79,061,470	62,103,961
End of period (including undistributed net investment income of $479,530 and undistributed net investment income of $118,757, respectively)	$ 77,401,264	$ 79,061,470
Other Information Shares
Sold	1,122,854	5,003,022
Issued in reinvestment of distributions	117,453	482,205
Redeemed	(1,374,350)	(3,448,788)
Net increase (decrease)	(134,043)	2,036,439

Financial Highlights

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 I	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.79	$ 10.28	$ 8.33	$ 5.12	$ 9.16	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.06	.10	.10	.09	.10	.02
Net realized and unrealized gain (loss)	.04	.05	2.30	3.20	(4.07)	(.86)
Total from investment operations	.10	.15	2.40	3.29	(3.97)	(.84)
Distributions from net investment income	(.02)	(.07)	(.10)	(.08)	(.08)	-
Distributions from net realized gain	(.13)	(.58)	(.35)	-	-	-
Total distributions	(.15)	(.64) K	(.45)	(.08)	(.08)	-
Redemption fees added to paid in capital D	- J	- J	- J	- J	.01	- J
Net asset value, end of period	$ 9.74	$ 9.79	$ 10.28	$ 8.33	$ 5.12	$ 9.16
Total Return B,C	1.01%	1.91%	29.44%	64.37%	(43.40)%	(8.40)%
Ratios to Average Net Assets E,H
Expenses before reductions	.60% A	.60%	.60%	.60%	.60%	.60% A
Expenses net of fee waivers, if any	.60% A	.60%	.60%	.60%	.60%	.60% A
Expenses net of all reductions	.60% A	.60%	.60%	.60%	.60%	.60% A
Net investment income (loss)	1.28% A	1.03%	1.16%	1.21%	1.39%	1.25% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 77,401	$ 79,061	$ 62,104	$ 33,617	$ 14,235	$ 5,967
Portfolio turnover rate F	103% A	92%	59%	80% L	58% L	16%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying funds and Fidelity Central Funds. GFor the period December 20, 2007 (commencement of operations) to February 29, 2008. HExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. IFor the year ended February 29. JAmount represents less than $.01 per share. KTotal distributions of $.64 per share is comprised of distributions from net investment income of $.069 and distributions from net realized gain of $.575 per share. LReflects adjustments to exclude transactions in money market mutual funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Small Cap Enhanced Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
ANN, Inc.	0.7	0.0
Eagle Materials, Inc.	0.6	0.0
Maximus, Inc.	0.7	0.5
Cleco Corp.	0.7	0.6
Western Refining, Inc.	0.7	0.5
Coeur d'Alene Mines Corp.	0.6	0.1
Rent-A-Center, Inc.	0.6	0.7
Wellcare Health Plans, Inc.	0.7	0.8
Alaska Air Group, Inc.	0.6	0.7
Fair Isaac Corp.	0.6	0.7
	6.5
Market Sectors as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.7	19.8
Information Technology	14.8	17.2
Consumer Discretionary	14.3	15.1
Industrials	13.5	14.5
Health Care	12.2	10.9
Materials	6.5	6.6
Utilities	4.8	2.8
Energy	4.2	6.4
Consumer Staples	2.7	3.5
Telecommunication Services	0.5	0.8

Semiannual Report

Fidelity Small Cap Enhanced Index Fund

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value
CONSUMER DISCRETIONARY - 14.3%
Auto Components - 1.2%
Cooper Tire & Rubber Co.	37,331	$ 746,247
Dana Holding Corp.	38,196	521,757
Standard Motor Products, Inc.	11,434	201,696
		1,469,700
Distributors - 0.2%
Core-Mark Holding Co., Inc.	1,095	49,866
VOXX International Corp. (a)	23,635	177,263
		227,129
Diversified Consumer Services - 0.0%
Lincoln Educational Services Corp.	9,604	40,817
Hotels, Restaurants & Leisure - 3.4%
AFC Enterprises, Inc. (a)	2,499	60,026
Ameristar Casinos, Inc.	25,168	424,081
Biglari Holdings, Inc. (a)	518	182,025
Bob Evans Farms, Inc.	17,000	668,780
Carrols Restaurant Group, Inc. (a)	1,111	6,310
CEC Entertainment, Inc.	2,000	59,420
Cracker Barrel Old Country Store, Inc.	6,900	434,562
Einstein Noah Restaurant Group, Inc.	4,200	72,576
Fiesta Restaurant Group, Inc. (a)	9,051	145,359
Frisch's Restaurants, Inc.	1,400	46,214
Interval Leisure Group, Inc.	3,600	66,420
Multimedia Games Holding Co., Inc. (a)	27,881	436,895
Papa John's International, Inc. (a)	13,073	673,129
Ruth's Hospitality Group, Inc. (a)	7,367	45,086
Sonic Corp. (a)	54,665	512,211
Texas Roadhouse, Inc. Class A	11,400	195,738
The Cheesecake Factory, Inc. (e)	1,800	59,778
Town Sports International Holdings, Inc. (a)	4,057	52,822
		4,141,432
Household Durables - 1.4%
Blyth, Inc. (e)	3,485	147,485
Libbey, Inc. (a)	7,904	116,110
M.D.C. Holdings, Inc.	20,000	693,600
Meritage Homes Corp. (a)	7,200	268,344
Tupperware Brands Corp.	9,194	491,695
		1,717,234
Internet & Catalog Retail - 0.3%
HSN, Inc.	6,600	297,198
Orbitz Worldwide, Inc. (a)	15,406	43,753
PetMed Express, Inc.	2,158	22,184
		363,135
Leisure Equipment & Products - 3.0%
Arctic Cat, Inc. (a)	15,707	679,485
Brunswick Corp.	31,633	749,386
Leapfrog Enterprises, Inc. Class A (a)	55,943	606,422
Polaris Industries, Inc.	8,228	618,663

	Shares	Value
Smith & Wesson Holding Corp. (a)	71,279	$ 573,083
Steinway Musical Instruments, Inc. (a)	292	7,271
Sturm, Ruger & Co., Inc. (e)	12,019	520,423
		3,754,733
Media - 0.8%
Arbitron, Inc.	3,800	133,646
Cinemark Holdings, Inc.	22,300	522,266
Global Sources Ltd. (a)	53,046	310,319
		966,231
Specialty Retail - 3.4%
Aeropostale, Inc. (a)	24,251	337,816
ANN, Inc. (a)	23,600	839,688
Ascena Retail Group, Inc. (a)	29,200	578,160
Big 5 Sporting Goods Corp.	1,596	13,598
Brown Shoe Co., Inc.	17,900	268,679
Destination Maternity Corp.	7,700	141,295
Express, Inc. (a)	25,487	397,852
Finish Line, Inc. Class A	9,775	224,434
Group 1 Automotive, Inc.	339	18,648
Kirkland's, Inc. (a)	622	6,033
Rent-A-Center, Inc.	22,815	804,913
Shoe Carnival, Inc.	3,295	72,490
The Cato Corp. Class A (sub. vtg.)	17,728	520,671
		4,224,277
Textiles, Apparel & Luxury Goods - 0.6%
Movado Group, Inc.	21,645	761,038
Unifi, Inc. (a)	1,048	11,612
		772,650
TOTAL CONSUMER DISCRETIONARY		17,677,338
CONSUMER STAPLES - 2.7%
Beverages - 0.1%
Coca-Cola Bottling Co. CONSOLIDATED	1,450	99,528
Food & Staples Retailing - 0.7%
Harris Teeter Supermarkets, Inc.	19,459	760,263
Ingles Markets, Inc. Class A	800	12,776
Roundy's, Inc.	185	1,386
Susser Holdings Corp. (a)	2,308	78,518
The Pantry, Inc. (a)	1,623	22,754
		875,697
Food Products - 0.7%
Alico, Inc.	334	10,564
Cal-Maine Foods, Inc. (e)	1,600	64,288
Darling International, Inc. (a)	627	10,421
Fresh Del Monte Produce, Inc.	25,464	628,961
Omega Protein Corp. (a)	15,007	108,351
Seneca Foods Corp. Class A (a)	815	23,317
		845,902
Household Products - 0.2%
Central Garden & Pet Co. Class A (non-vtg.) (a)	9,100	107,380
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - continued
Orchids Paper Products Co.	3,000	$ 53,760
WD-40 Co.	1,500	73,215
		234,355
Personal Products - 1.0%
Elizabeth Arden, Inc. (a)	295	13,729
MediFast, Inc. (a)	15,285	426,299
Nature's Sunshine Products, Inc.	4,461	70,350
Nu Skin Enterprises, Inc. Class A	12,623	523,728
Nutraceutical International Corp. (a)	1,100	16,830
Schiff Nutrition International, Inc. (a)	300	5,784
USANA Health Sciences, Inc. (a)	5,953	269,969
		1,326,689
TOTAL CONSUMER STAPLES		3,382,171
ENERGY - 4.2%
Energy Equipment & Services - 1.6%
Bristow Group, Inc.	4,688	219,820
Gulf Island Fabrication, Inc.	4,731	123,101
Helix Energy Solutions Group, Inc. (a)	43,461	765,783
Hercules Offshore, Inc. (a)	5,330	21,906
Natural Gas Services Group, Inc. (a)	1,500	20,685
OYO Geospace Corp. (a)	3,764	344,745
Parker Drilling Co. (a)	21,300	88,182
RigNet, Inc. (a)	10,534	187,084
Superior Energy Services, Inc. (a)	3,052	63,390
Tesco Corp. (a)	15,930	161,849
		1,996,545
Oil, Gas & Consumable Fuels - 2.6%
Adams Resources & Energy, Inc.	839	29,449
Alon USA Energy, Inc.	48,293	660,648
Callon Petroleum Co. (a)	12,184	67,378
Crosstex Energy, Inc.	4,685	58,094
CVR Energy, Inc. (a)(e)	1,649	49,173
Delek US Holdings, Inc.	23,300	611,858
DHT Holdings, Inc.	13,354	73,848
Rex American Resources Corp. (a)	10,809	188,077
Teekay Tankers Ltd.	1,244	4,964
VAALCO Energy, Inc. (a)(e)	74,999	555,743
Warren Resources, Inc. (a)	26,841	78,107
Western Refining, Inc.	29,300	819,521
		3,196,860
TOTAL ENERGY		5,193,405
FINANCIALS - 21.7%
Capital Markets - 1.0%
American Capital Ltd. (a)	57,943	636,794

	Shares	Value
Calamos Asset Management, Inc. Class A	6,197	$ 68,973
Duff & Phelps Corp. Class A	7,578	100,409
FBR Capital Markets Corp. (a)	9,700	29,391
KCAP Financial, Inc.	10,200	88,128
Medallion Financial Corp.	2,647	30,149
NGP Capital Resources Co.	1,600	11,952
SWS Group, Inc. (a)	2,103	12,555
TCP Capital Corp.	2,904	44,751
TICC Capital Corp.	22,150	230,360
		1,253,462
Commercial Banks - 6.1%
1st Source Corp.	1,800	41,094
Alliance Financial Corp.	2,608	95,635
American National Bankshares, Inc.	2,386	53,208
Banco Latinoamericano de Exporaciones SA (BLADEX) Series E	30,005	631,905
BancorpSouth, Inc.	12,600	185,724
Bank of Marin Bancorp	2,098	82,284
Bank of the Ozarks, Inc.	1,150	36,915
Banner Bank	28,652	692,805
BBCN Bancorp, Inc. (a)	4,319	54,074
Boston Private Financial Holdings, Inc.	832	7,896
Central Pacific Financial Corp. (a)	10,932	151,955
Citizens & Northern Corp.	5,231	100,226
Eagle Bancorp, Inc., Maryland (a)	5,939	101,201
First Bancorp, Puerto Rico (a)	14,553	55,592
First Community Bancshares, Inc.	5,013	74,493
First Interstate Bancsystem, Inc.	1,730	24,739
First Merchants Corp.	25,248	355,492
FirstMerit Corp.	15,700	246,333
Hanmi Financial Corp. (a)	51,747	646,320
MainSource Financial Group, Inc.	3,635	43,729
MB Financial, Inc.	11,400	232,788
Mercantile Bank Corp. (a)	1,900	32,205
Merchants Bancshares, Inc.	12,912	361,665
Old National Bancorp, Indiana	20,349	268,607
Pacific Continental Corp.	1,863	16,748
PacWest Bancorp	4,931	114,794
Peoples Bancorp, Inc.	3,500	77,350
PrivateBancorp, Inc.	27,578	449,521
Republic Bancorp, Inc., Kentucky Class A	14,442	325,667
SCBT Financial Corp.	1,917	77,083
Southwest Bancorp, Inc., Oklahoma (a)	635	7,023
State Bank Financial Corp.	8,456	136,987
StellarOne Corp.	3,379	44,772
Sterling Financial Corp., Washington	8,576	181,811
Susquehanna Bancshares, Inc.	49,624	521,548
Union/First Market Bankshares Corp.	3,725	54,683
United Community Banks, Inc., Georgia (a)	700	5,586
Washington Banking Co., Oak Harbor	459	6,256
Washington Trust Bancorp, Inc.	6,933	171,661
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
WesBanco, Inc.	8,531	$ 173,350
Wilshire Bancorp, Inc. (a)	86,400	540,864
		7,482,589
Consumer Finance - 0.9%
Credit Acceptance Corp. (a)	3,881	382,123
Nelnet, Inc. Class A	28,497	682,503
		1,064,626
Diversified Financial Services - 0.7%
MarketAxess Holdings, Inc.	17,581	572,613
Marlin Business Services Corp.	1,539	25,455
MicroFinancial, Inc.	2,107	18,963
PHH Corp. (a)(e)	13,101	228,612
Vector Capital Corp. rights (a)	8,300	0
		845,643
Insurance - 2.2%
FBL Financial Group, Inc. Class A	15,260	505,411
First American Financial Corp.	38,450	740,932
Horace Mann Educators Corp.	13,566	238,355
Maiden Holdings Ltd.	25,090	230,326
Montpelier Re Holdings Ltd.	13,699	295,350
Presidential Life Corp.	5,100	71,094
ProAssurance Corp.	5,836	520,746
Symetra Financial Corp.	13,826	168,954
United Fire Group, Inc.	645	14,280
		2,785,448
Real Estate Investment Trusts - 9.3%
AG Mortgage Investment Trust, Inc.	28,200	665,520
Alexanders, Inc.	514	231,115
American Capital Mortgage Investment Corp.	27,061	669,219
Anworth Mortgage Asset Corp.	93,909	644,216
Apollo Commercial Real Estate Finance, Inc.	7,800	136,656
Apollo Residential Mortgage, Inc.	30,000	613,200
Capstead Mortgage Corp.	51,443	737,693
CBL & Associates Properties, Inc.	31,004	662,555
Crexus Investment Corp.	49,610	509,991
CubeSmart	16,300	210,270
Dynex Capital, Inc.	6,791	70,966
Education Realty Trust, Inc.	10,400	120,224
Extra Space Storage, Inc.	19,169	653,855
First Industrial Realty Trust, Inc. (a)	10,382	133,928
LTC Properties, Inc.	19,228	648,753
MFA Financial, Inc.	79,326	649,680
Mission West Properties, Inc.	4,765	42,980
New York Mortgage Trust, Inc. (e)	20,259	139,585
NorthStar Realty Finance Corp. (e)	99,657	584,987
Pennymac Mortgage Investment Trust	30,916	665,931
Potlatch Corp.	4,000	144,240
PS Business Parks, Inc.	10,010	682,382

	Shares	Value
RLJ Lodging Trust	11,172	$ 199,308
Sabra Health Care REIT, Inc.	14,893	285,499
Saul Centers, Inc.	1,214	52,336
Starwood Property Trust, Inc.	12,500	294,375
Sunstone Hotel Investors, Inc. (a)	27,899	290,987
Western Asset Mortgage Capital Corp.	25,615	549,186
Winthrop Realty Trust	13,494	153,292
		11,442,929
Thrifts & Mortgage Finance - 1.5%
Bank Mutual Corp.	700	3,052
Dime Community Bancshares, Inc.	21,899	306,148
Doral Financial Corp. (a)	199,665	215,638
First Financial Holdings, Inc.	2,621	33,496
Flagstar Bancorp, Inc. (a)	132,315	124,839
Flushing Financial Corp.	12,047	183,596
Fox Chase Bancorp, Inc.	4,260	64,326
Home Loan Servicing Solutions Ltd. (e)	12,726	199,162
HomeStreet, Inc.	4,042	143,248
Kaiser Federal Financial Group, Inc.	4,548	69,493
NASB Financial, Inc. (a)	605	11,949
Ocwen Financial Corp. (a)	4,900	126,077
Oritani Financial Corp.	4,899	71,672
Provident Financial Holdings, Inc.	1,165	15,366
Provident Financial Services, Inc.	6,400	98,816
ViewPoint Financial Group	5,500	101,365
Walker & Dunlop, Inc. (a)	2,722	35,985
WSFS Financial Corp.	853	34,606
		1,838,834
TOTAL FINANCIALS		26,713,531
HEALTH CARE - 12.2%
Biotechnology - 2.4%
Alkermes PLC (a)	3,400	62,390
Allos Therapeutics, Inc. (a)	8,044	14,560
Arena Pharmaceuticals, Inc. (a)(e)	4,200	37,968
ARIAD Pharmaceuticals, Inc. (a)	5,100	104,856
Array Biopharma, Inc. (a)	41,800	231,572
Astex Pharmaceuticals, Inc. (a)	74,361	210,442
Cepheid, Inc. (a)(e)	1,929	72,800
Cubist Pharmaceuticals, Inc. (a)	2,448	113,098
Emergent BioSolutions, Inc. (a)	12,511	184,287
Genomic Health, Inc. (a)	2,042	70,367
Geron Corp. (a)	31,400	86,664
Incyte Corp. (a)(e)	4,800	96,048
Maxygen, Inc.	11,400	69,996
Momenta Pharmaceuticals, Inc. (a)(e)	17,000	239,870
Nabi Biopharmaceuticals (a)	71,928	115,085
Neurocrine Biosciences, Inc. (a)	1,190	8,782
Osiris Therapeutics, Inc. (a)(e)	3,097	28,028
PDL BioPharma, Inc.	54,655	402,261
Pharmacyclics, Inc. (a)	10,100	675,892
Progenics Pharmaceuticals, Inc. (a)	10,355	42,248
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Seattle Genetics, Inc. (a)(e)	2,600	$ 69,004
Spectrum Pharmaceuticals, Inc. (a)(e)	4,722	56,475
		2,992,693
Health Care Equipment & Supplies - 3.0%
Analogic Corp.	8,800	611,688
Atrion Corp.	100	21,716
Cantel Medical Corp.	2,854	73,519
CONMED Corp.	5,566	150,393
Cyberonics, Inc. (a)	2,300	114,839
Cynosure, Inc. Class A (a)	333	8,658
Greatbatch, Inc. (a)	13,370	309,516
Haemonetics Corp. (a)	1,724	127,007
Invacare Corp.	17,330	238,114
Natus Medical, Inc. (a)	6,100	71,431
RTI Biologics, Inc. (a)	70,184	268,103
Sirona Dental Systems, Inc. (a)	11,762	625,033
SurModics, Inc. (a)	9,319	173,706
Thoratec Corp. (a)	16,557	561,117
Vascular Solutions, Inc. (a)	5,200	68,172
Young Innovations, Inc.	8,269	308,186
		3,731,198
Health Care Providers & Services - 4.8%
Alliance Healthcare Services, Inc. (a)	4,100	5,576
Almost Family, Inc. (a)	443	9,781
Amedisys, Inc. (a)	26,000	366,080
AMN Healthcare Services, Inc. (a)	7,289	61,228
Assisted Living Concepts, Inc. Class A	3,671	28,597
CardioNet, Inc. (a)	1,928	4,377
Centene Corp. (a)(e)	18,543	753,031
Chemed Corp. (e)	3,115	205,683
Five Star Quality Care, Inc. (a)	86,520	409,240
Gentiva Health Services, Inc. (a)	15,157	166,424
Hanger, Inc. (a)	5,108	146,140
Healthways, Inc. (a)	6,259	65,594
Magellan Health Services, Inc. (a)	14,074	698,211
Molina Healthcare, Inc. (a)(e)	16,361	396,591
National Healthcare Corp.	2,061	92,106
PharMerica Corp. (a)	2,797	35,242
Providence Service Corp. (a)	17,138	195,545
Select Medical Holdings Corp. (a)	51,743	535,540
Skilled Healthcare Group, Inc. (a)	1,539	8,803
Sun Healthcare Group, Inc. (a)	2,576	21,767
Team Health Holdings, Inc. (a)	22,552	643,860
Triple-S Management Corp. (a)	2,574	52,613
Universal American Spin Corp. (a)	28,032	253,690
Wellcare Health Plans, Inc. (a)	14,047	796,324
		5,952,043

	Shares	Value
Health Care Technology - 0.7%
Computer Programs & Systems, Inc.	5,012	$ 253,357
Omnicell, Inc. (a)	37,106	532,842
		786,199
Life Sciences Tools & Services - 0.3%
Affymetrix, Inc. (a)(e)	52,416	199,705
Cambrex Corp. (a)	17,100	208,278
		407,983
Pharmaceuticals - 1.0%
Cornerstone Therapeutics, Inc. (a)	6,486	43,845
Impax Laboratories, Inc. (a)	3,600	85,212
Jazz Pharmaceuticals PLC (a)	500	22,755
Medicis Pharmaceutical Corp. Class A	417	13,161
Obagi Medical Products, Inc. (a)	7,736	103,353
Omeros Corp. (a)	3,462	32,647
Pozen, Inc. (a)(e)	29,381	191,270
Questcor Pharmaceuticals, Inc. (a)(e)	955	41,485
Santarus, Inc. (a)	1,431	8,844
SciClone Pharmaceuticals, Inc. (a)(e)	38,256	187,454
Transcept Pharmaceuticals, Inc. (a)	59	394
ViroPharma, Inc. (a)	17,054	453,636
VIVUS, Inc. (a)	2,400	51,480
		1,235,536
TOTAL HEALTH CARE		15,105,652
INDUSTRIALS - 13.5%
Aerospace & Defense - 3.2%
American Science & Engineering, Inc.	4,976	295,923
Ceradyne, Inc.	12,976	308,180
Cubic Corp.	12,379	625,016
Curtiss-Wright Corp.	21,037	632,372
Esterline Technologies Corp. (a)	9,992	597,522
Hexcel Corp. (a)(e)	8,931	202,466
LMI Aerospace, Inc. (a)	3,684	71,727
Moog, Inc. Class A (a)	8,503	311,465
Sypris Solutions, Inc.	1,668	11,359
Taser International, Inc. (a)	65,134	348,467
Teledyne Technologies, Inc. (a)	8,653	558,205
		3,962,702
Air Freight & Logistics - 0.1%
Park-Ohio Holdings Corp. (a)	5,065	108,948
Airlines - 0.9%
Alaska Air Group, Inc. (a)	23,420	785,741
Republic Airways Holdings, Inc. (a)	24,334	108,286
SkyWest, Inc.	27,433	240,587
		1,134,614
Building Products - 0.1%
American Woodmark Corp. (a)	1,791	34,674
Apogee Enterprises, Inc.	3,642	57,544
Gibraltar Industries, Inc. (a)	3,986	43,567
		135,785
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 2.5%
Consolidated Graphics, Inc. (a)	4,924	$ 131,914
Courier Corp.	1,000	11,220
Encore Capital Group, Inc. (a)	11,803	330,838
G&K Services, Inc. Class A	17,539	550,198
Intersections, Inc.	24,700	270,959
Kimball International, Inc. Class B	25,911	290,981
Steelcase, Inc. Class A	24,848	241,026
Sykes Enterprises, Inc. (a)	2,387	32,201
Tetra Tech, Inc. (a)	6,557	170,089
The Brink's Co.	19,946	443,998
Unifirst Corp. Massachusetts	9,689	615,348
		3,088,772
Construction & Engineering - 0.4%
Dycom Industries, Inc. (a)	13,600	197,472
Great Lakes Dredge & Dock Corp.	37,844	276,640
Sterling Construction Co., Inc. (a)	3,897	37,762
		511,874
Electrical Equipment - 0.7%
AZZ, Inc.	4,000	127,040
Brady Corp. Class A	267	7,497
EnerSys (a)	15,490	577,003
Franklin Electric Co., Inc.	2,422	131,345
		842,885
Industrial Conglomerates - 0.1%
Raven Industries, Inc.	811	24,630
Standex International Corp.	2,950	131,688
		156,318
Machinery - 1.5%
Alamo Group, Inc.	1,069	31,097
Albany International Corp. Class A	5,781	122,095
Ampco-Pittsburgh Corp.	900	15,174
Cascade Corp.	4,866	238,775
Hurco Companies, Inc. (a)	2,133	44,132
Kadant, Inc. (a)	18,077	410,890
L.B. Foster Co. Class A	3,193	102,655
Lydall, Inc. (a)	1,952	25,044
NACCO Industries, Inc. Class A	2,917	310,369
RBC Bearings, Inc. (a)	4,738	217,901
Sauer-Danfoss, Inc.	2,700	102,951
Tennant Co.	4,395	184,370
		1,805,453
Professional Services - 0.5%
Barrett Business Services, Inc.	1,163	29,470
CDI Corp.	700	11,529
GP Strategies Corp. (a)	1,204	24,140
Insperity, Inc.	9,615	235,087
Kelly Services, Inc. Class A (non-vtg.)	14,391	177,585

	Shares	Value
Resources Connection, Inc.	3,700	$ 41,366
TrueBlue, Inc. (a)	2,550	39,602
		558,779
Road & Rail - 1.4%
AMERCO	5,438	506,006
Arkansas Best Corp.	22,840	209,671
Celadon Group, Inc.	6,000	99,060
Marten Transport Ltd.	3,900	68,796
Saia, Inc. (a)	18,773	407,374
Swift Transporation Co. (a)	56,600	461,290
		1,752,197
Trading Companies & Distributors - 2.0%
Aceto Corp.	7,211	64,466
Aircastle Ltd.	51,748	590,962
Applied Industrial Technologies, Inc.	18,307	744,729
DXP Enterprises, Inc. (a)	6,762	311,796
H&E Equipment Services, Inc.	33,401	591,198
Interline Brands, Inc. (a)	1,765	44,937
SeaCube Container Leasing Ltd.	4,300	82,130
		2,430,218
Transportation Infrastructure - 0.1%
Wesco Aircraft Holdings, Inc. (a)(e)	12,627	176,020
TOTAL INDUSTRIALS		16,664,565
INFORMATION TECHNOLOGY - 14.8%
Communications Equipment - 1.2%
Anaren, Inc. (a)	18,285	360,397
Arris Group, Inc. (a)	15,100	205,813
Black Box Corp.	5,618	146,012
Communications Systems, Inc.	3,900	43,914
Comtech Telecommunications Corp.	14,051	395,114
Emulex Corp. (a)	8,100	55,485
Tessco Technologies, Inc.	14,265	270,322
		1,477,057
Computers & Peripherals - 0.6%
Avid Technology, Inc. (a)	9,500	87,495
Cray, Inc. (a)	17,353	197,998
Xyratex Ltd.	44,916	496,771
		782,264
Electronic Equipment & Components - 2.5%
Anixter International, Inc.	9,759	586,809
Benchmark Electronics, Inc. (a)	32,008	513,728
Coherent, Inc. (a)	6,235	293,606
Electro Scientific Industries, Inc.	24,532	300,762
Insight Enterprises, Inc. (a)	3,867	69,451
MTS Systems Corp.	3,246	164,929
Multi-Fineline Electronix, Inc. (a)	641	15,705
Newport Corp. (a)	19,688	244,722
OSI Systems, Inc. (a)	2,771	205,331
PC Connection, Inc.	1,800	21,942
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
SYNNEX Corp. (a)	17,000	$ 587,010
Vishay Precision Group, Inc. (a)	2,864	38,779
		3,042,774
Internet Software & Services - 0.4%
Ancestry.com, Inc. (a)	11,000	341,880
Blucora, Inc. (a)	1,393	21,466
Move, Inc. (a)	6,700	52,126
XO Group, Inc. (a)	5,800	46,052
		461,524
IT Services - 3.8%
Acxiom Corp. (a)	29,132	496,992
CACI International, Inc. Class A (a)(e)	12,484	666,521
Convergys Corp.	8,711	135,108
CSG Systems International, Inc. (a)	6,185	131,184
EPAM Systems, Inc. (e)	5,700	99,750
Global Cash Access Holdings, Inc. (a)	44,649	342,458
Hackett Group, Inc. (a)	3,100	11,625
Heartland Payment Systems, Inc.	22,701	689,656
Jack Henry & Associates, Inc.	9,156	338,406
Maximus, Inc.	15,283	831,242
NCI, Inc. Class A (a)	2,805	20,505
Teletech Holdings, Inc. (a)	26,326	434,642
TNS, Inc. (a)	3,072	44,882
Unisys Corp. (a)(e)	18,729	395,744
		4,638,715
Semiconductors & Semiconductor Equipment - 1.9%
Advanced Energy Industries, Inc. (a)	7,900	100,883
Entegris, Inc. (a)	37,903	333,167
GT Advanced Technologies, Inc. (a)(e)	32,887	190,745
Kulicke & Soffa Industries, Inc. (a)	54,566	618,233
LTX-Credence Corp. (a)	42,451	241,546
Micrel, Inc.	8,300	82,502
Monolithic Power Systems, Inc. (a)	1,488	32,081
Omnivision Technologies, Inc. (a)(e)	17,100	277,875
Power Integrations, Inc.	3,900	135,096
Tessera Technologies, Inc.	25,200	384,804
Ultra Clean Holdings, Inc. (a)	59	347
		2,397,279
Software - 4.4%
Actuate Corp. (a)	27,615	193,029
Aspen Technology, Inc. (a)	15,993	389,909
CommVault Systems, Inc. (a)	3,273	165,025
Deltek, Inc. (a)	300	3,882
Fair Isaac Corp.	18,110	773,478
JDA Software Group, Inc. (a)	12,427	382,752
Manhattan Associates, Inc. (a)	15,264	772,053
Monotype Imaging Holdings, Inc.	40,424	609,998
NetScout Systems, Inc. (a)	17,732	421,135
Progress Software Corp. (a)	27,332	525,594

	Shares	Value
QAD, Inc.:
Class A	4,628	$ 56,693
Class B	3,690	43,284
Quest Software, Inc. (a)	5,656	158,085
SeaChange International, Inc. (a)	1,800	14,688
SS&C Technologies Holdings, Inc. (a)	10,671	236,683
TeleCommunication Systems, Inc. Class A (a)	37,777	66,488
TeleNav, Inc. (a)	26,595	160,634
TIBCO Software, Inc. (a)	15,509	464,029
Verint Systems, Inc. (a)	1,697	48,585
		5,486,024
TOTAL INFORMATION TECHNOLOGY		18,285,637
MATERIALS - 6.5%
Chemicals - 2.3%
FutureFuel Corp.	1,641	16,935
Georgia Gulf Corp.	3,279	129,980
H.B. Fuller Co.	16,304	495,805
Innospec, Inc. (a)	9,300	292,578
LSB Industries, Inc. (a)	14,593	550,156
Minerals Technologies, Inc.	2,500	169,525
Rockwood Holdings, Inc.	10,992	520,361
Sensient Technologies Corp.	3,614	129,562
TPC Group, Inc. (a)	12,284	504,013
Tredegar Corp.	1,263	20,435
		2,829,350
Construction Materials - 1.0%
Eagle Materials, Inc.	19,600	835,940
Headwaters, Inc. (a)(e)	70,564	469,251
		1,305,191
Containers & Packaging - 0.8%
AEP Industries, Inc. (a)	2,400	120,840
Boise, Inc.	48,255	363,360
Myers Industries, Inc.	33,652	498,050
		982,250
Metals & Mining - 1.1%
Coeur d'Alene Mines Corp. (a)(e)	35,500	816,145
Golden Star Resources Ltd. (a)	6,160	9,061
Hecla Mining Co. (e)	87,044	470,908
Worthington Industries, Inc.	4,062	84,896
		1,381,010
Paper & Forest Products - 1.3%
Buckeye Technologies, Inc.	19,598	594,211
Domtar Corp.	6,353	460,211
Glatfelter	14,167	238,006
Kapstone Paper & Packaging Corp. (a)	118	2,364
Neenah Paper, Inc.	9,300	259,563
		1,554,355
TOTAL MATERIALS		8,052,156
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.3%
HickoryTech Corp.	1,858	$ 19,453
Neutral Tandem, Inc. (a)	1,400	15,400
Premiere Global Services, Inc. (a)	5,500	50,930
Vonage Holdings Corp. (a)	146,554	313,626
		399,409
Wireless Telecommunication Services - 0.2%
NTELOS Holdings Corp.	10,761	184,766
TOTAL TELECOMMUNICATION SERVICES		584,175
UTILITIES - 4.8%
Electric Utilities - 3.5%
Cleco Corp.	20,148	824,658
El Paso Electric Co.	21,198	701,442
Empire District Electric Co.	2,901	61,240
IDACORP, Inc.	12,137	503,079
PNM Resources, Inc.	33,600	691,152
Portland General Electric Co.	28,730	771,113
Unitil Corp.	2,000	52,800
UNS Energy Corp.	16,900	677,014
		4,282,498
Gas Utilities - 0.2%
Laclede Group, Inc.	3,764	159,029
Southwest Gas Corp.	2,889	123,505
		282,534
Multi-Utilities - 0.6%
Avista Corp.	4,723	119,964
NorthWestern Energy Corp.	16,798	614,807
		734,771
Water Utilities - 0.5%
American States Water Co. (e)	13,087	570,331
California Water Service Group	872	15,949
Consolidated Water Co., Inc.	1,139	9,294
		595,574
TOTAL UTILITIES		5,895,377
TOTAL COMMON STOCKS (Cost $107,542,372)		117,554,007
U.S. Treasury Obligations - 0.4%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.13% to 0.15% 12/20/12 to 12/27/12 (f) (Cost $449,805)	$ 450,000	449,860
Money Market Funds - 10.4%
	Shares	Value
Dreyfus Cash Management Institutional Shares, 0.10% (c)	5,454,087	$ 5,454,087
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(d)	7,381,823	7,381,823
TOTAL MONEY MARKET FUNDS (Cost $12,835,910)		12,835,910
TOTAL INVESTMENT PORTFOLIO - 106.0% (Cost $120,828,087)		130,839,777
NET OTHER ASSETS (LIABILITIES) - (6.0)%		(7,437,952)
NET ASSETS - 100%		$ 123,401,825
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
71 NYFE Russell 2000 Mini Index Contracts	Sept. 2012	$ 5,758,810	$ 280,187

The face value of futures purchased as a percentage of net assets is 4.7%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $449,860.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 14,236
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 17,677,338	$ 17,677,338	$ -	$ -
Consumer Staples	3,382,171	3,382,171	-	-
Energy	5,193,405	5,193,405	-	-
Financials	26,713,531	26,713,531	-	-
Health Care	15,105,652	15,105,652	-	-
Industrials	16,664,565	16,664,565	-	-
Information Technology	18,285,637	18,285,637	-	-
Materials	8,052,156	8,052,156	-	-
Telecommunication Services	584,175	584,175	-	-
Utilities	5,895,377	5,895,377	-	-
U.S. Government and Government Agency Obligations	449,860	-	449,860	-
Money Market Funds	12,835,910	12,835,910	-	-
Total Investments in Securities:	$ 130,839,777	$ 130,389,917	$ 449,860	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 280,187	$ 280,187	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 280,187	$ -
Total Value of Derivatives	$ 280,187	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Small Cap Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $7,247,218) - See accompanying schedule: Unaffiliated issuers (cost $113,446,264)	$ 123,457,954
Fidelity Central Funds (cost $7,381,823)	7,381,823
Total Investments (cost $120,828,087)		$ 130,839,777
Segregated cash with broker for futures contracts		12,000
Receivable for fund shares sold		57,050
Dividends receivable		95,587
Interest receivable		265
Distributions receivable from Fidelity Central Funds		3,201
Receivable for daily variation margin on futures contracts		39,266
Total assets		131,047,146

Liabilities
Payable for fund shares redeemed	$ 195,214
Accrued management fee	52,997
Other affiliated payables	15,287
Collateral on securities loaned, at value	7,381,823
Total liabilities		7,645,321

Net Assets		$ 123,401,825
Net Assets consist of:
Paid in capital		$ 108,581,099
Undistributed net investment income		902,984
Accumulated undistributed net realized gain (loss) on investments		3,625,865
Net unrealized appreciation (depreciation) on investments		10,291,877
Net Assets, for 12,591,465 shares outstanding		$ 123,401,825
Net Asset Value, offering price and redemption price per share ($123,401,825 ÷ 12,591,465 shares)		$ 9.80

Statement of Operations

Six months ended August 31, 2012 (Unaudited)

Investment Income
Dividends		$ 1,297,308
Interest		1,504
Income from Fidelity Central Funds		14,236
Total income		1,313,048

Expenses
Management fee	$ 314,160
Transfer agent fees	90,847
Independent trustees' compensation	774
Miscellaneous	177
Total expenses		405,958
Net investment income (loss)		907,090
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,601,564
Futures contracts	(39,374)
Total net realized gain (loss)		4,562,190
Change in net unrealized appreciation (depreciation) on: Investment securities	(4,473,876)
Futures contracts	228,421
Total change in net unrealized appreciation (depreciation)		(4,245,455)
Net gain (loss)		316,735
Net increase (decrease) in net assets resulting from operations		$ 1,223,825

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Small Cap Enhanced Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 907,090	$ 794,412
Net realized gain (loss)	4,562,190	11,860,259
Change in net unrealized appreciation (depreciation)	(4,245,455)	(10,947,206)
Net increase (decrease) in net assets resulting from operations	1,223,825	1,707,465
Distributions to shareholders from net investment income	(63,244)	(628,524)
Distributions to shareholders from net realized gain	(1,404,017)	(12,048,896)
Total distributions	(1,467,261)	(12,677,420)
Share transactions Proceeds from sales of shares	17,308,180	56,252,048
Reinvestment of distributions	1,414,184	12,118,854
Cost of shares redeemed	(16,966,520)	(49,441,411)
Net increase (decrease) in net assets resulting from share transactions	1,755,844	18,929,491
Redemption fees	15,863	84,849
Total increase (decrease) in net assets	1,528,271	8,044,385

Net Assets
Beginning of period	121,873,554	113,829,169
End of period (including undistributed net investment income of $902,984 and undistributed net investment income of $59,138, respectively)	$ 123,401,825	$ 121,873,554
Other Information Shares
Sold	1,790,582	5,595,208
Issued in reinvestment of distributions	147,005	1,301,330
Redeemed	(1,774,319)	(5,089,964)
Net increase (decrease)	163,268	1,806,574

Financial Highlights

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 I	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.81	$ 10.72	$ 8.05	$ 5.20	$ 9.03	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.07	.06	.05	.09	.02
Net realized and unrealized gain (loss)	.04	.14	2.67	2.86	(3.87)	(.99)
Total from investment operations	.11	.21	2.73	2.91	(3.78)	(.97)
Distributions from net investment income	(.01)	(.06)	(.06)	(.06)	(.06)	-
Distributions from net realized gain	(.11)	(1.08)	-	-	-	-
Total distributions	(.12)	(1.13) K	(.06)	(.06)	(.06)	-
Redemption fees added to paid in capital D	- J	.01	- J	- J	.01	- J
Net asset value, end of period	$ 9.80	$ 9.81	$ 10.72	$ 8.05	$ 5.20	$ 9.03
Total Return B,C	1.10%	2.87%	34.01%	55.93%	(41.94)%	(9.70)%
Ratios to Average Net Assets E,H
Expenses before reductions	.67% A	.67%	.67%	.67%	.67%	.67% A
Expenses net of fee waivers, if any	.67% A	.67%	.67%	.67%	.67%	.67% A
Expenses net of all reductions	.67% A	.67%	.67%	.67%	.67%	.67% A
Net investment income (loss)	1.50% A	.69%	.63%	.77%	1.29%	1.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 123,402	$ 121,874	$ 113,829	$ 85,243	$ 57,443	$ 6,343
Portfolio turnover rate F	87% A	79%	90%	98% L	36% L	16%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying funds and Fidelity Central Funds. GFor the period December 20, 2007 (commencement of operations) to February 29, 2008. HExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. IFor the year ended February 29. JAmount represents less than $.01 per share. KTotal distributions of $1.13 per share is comprised of distributions from net investment income of $.056 and distributions from net realized gain of $1.075 per share. LReflects adjustments to exclude transactions in money market mutual funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity International Enhanced Index Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of August 31, 2012
United Kingdom	21.0%
Japan	20.6%
Australia	7.7%
Germany	7.5%
Switzerland	7.4%
France	7.4%
United States of America	4.1%
Netherlands	3.5%
Hong Kong	3.1%
Other	17.7%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of February 29, 2012
Japan	21.1%
United Kingdom	19.4%
France	7.9%
Australia	7.6%
Germany	7.2%
Switzerland	7.2%
United States of America	4.4%
Spain	2.9%
Singapore	2.7%
Other	19.6%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	98.6	98.9
Short-Term Investments and Net Other Assets (Liabilities)	1.4	1.1
Top Ten Stocks as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	2.3	2.1
HSBC Holdings PLC (United Kingdom) (United Kingdom, Commercial Banks)	1.7	1.3
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	1.6	1.6
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.6	1.4
Novartis AG (Switzerland, Pharmaceuticals)	1.5	0.9
Royal Dutch Shell PLC Class B (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	1.5	1.5
GlaxoSmithKline PLC sponsored ADR (United Kingdom, Pharmaceuticals)	1.4	1.4
Total SA (France, Oil, Gas & Consumable Fuels)	1.4	1.4
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	1.3	1.2
Commonwealth Bank of Australia (Australia, Commercial Banks)	1.2	1.1
	15.5
Market Sectors as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.9	22.2
Consumer Staples	13.0	10.3
Industrials	11.2	11.6
Consumer Discretionary	10.1	11.3
Health Care	10.1	9.2
Energy	8.7	9.0
Materials	7.8	9.4
Telecommunication Services	5.1	5.0
Information Technology	3.5	3.9
Utilities	3.5	3.7

Semiannual Report

Fidelity International Enhanced Index Fund

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value
Australia - 7.7%
AGL Energy Ltd.	49	$ 769
Australia & New Zealand Banking Group Ltd.	6,940	177,961
BHP Billiton Ltd.	6,096	201,854
Coca-Cola Amatil Ltd.	198	2,800
Commonwealth Bank of Australia	5,162	291,935
Crown Ltd.	83	770
CSL Ltd.	996	45,719
DEXUS Property Group unit	47,022	46,395
DuluxGroup Ltd.	28	95
Fortescue Metals Group Ltd.	6,436	23,539
Macquarie Group Ltd.	2,244	62,272
National Australia Bank Ltd.	8,544	222,535
OneSteel Ltd.	16,364	10,905
Orica Ltd.	28	700
OZ Minerals Ltd.	10,653	68,678
QBE Insurance Group Ltd.	2,245	30,222
Rio Tinto Ltd.	280	14,244
Stockland Corp. Ltd. unit	28,000	91,992
Suncorp-Metway Ltd.	12,092	114,809
Tabcorp Holdings Ltd.	28,512	86,015
Telstra Corp. Ltd.	30,511	121,361
Westfield Group unit	13,134	134,473
Westfield Retail Trust unit	7,479	22,331
Westpac Banking Corp.	4,051	103,670
TOTAL AUSTRALIA		1,876,044
Austria - 1.1%
IMMOFINANZ Immobilien Anlagen AG	12,758	40,984
OMV AG	2,883	95,642
Raiffeisen International Bank-Holding AG	5	167
Vienna Insurance Group AG Wien	1,011	42,333
Voestalpine AG	2,992	85,672
TOTAL AUSTRIA		264,798
Bailiwick of Jersey - 0.4%
Petrofac Ltd.	4,165	99,333
Belgium - 1.5%
Ageas	2,172	48,355
Anheuser-Busch InBev SA NV	2,914	245,162
Delhaize Group SA	1,978	78,345
KBC Groupe SA	100	2,174
TOTAL BELGIUM		374,036
Bermuda - 0.6%
Noble Group Ltd.	90,000	86,643
Orient Overseas International Ltd.	12,000	64,054
Yue Yuen Industrial (Holdings) Ltd.	2,000	5,776
TOTAL BERMUDA		156,473
Cayman Islands - 0.3%
Wynn Macau Ltd.	32,800	75,276

	Shares	Value
Denmark - 1.0%
Coloplast A/S Series B	71	$ 14,178
Novo Nordisk A/S Series B	1,454	228,435
TOTAL DENMARK		242,613
Finland - 1.6%
Metso Corp.	2,482	88,786
Nokia Corp.	27,103	76,448
Orion Oyj (B Shares)	3,330	68,356
Pohjola Bank PLC (A Shares)	3,604	40,639
Sampo OYJ (A Shares)	2,202	63,176
Stora Enso Oyj (R Shares)	8,332	50,304
Wartsila Corp.	26	837
TOTAL FINLAND		388,546
France - 7.4%
Air Liquide SA	12	1,412
AXA SA	6,657	96,375
BIC SA	820	88,257
BNP Paribas SA	2,454	106,659
Bouygues SA	3,258	81,036
Compagnie de St. Gobain	559	19,177
Compagnie Generale de Geophysique SA (a)	1,125	32,521
Credit Agricole SA (a)	77	449
Danone SA	221	13,774
Fonciere Des Regions	594	41,765
France Telecom SA	10,186	140,658
GDF Suez	6,300	155,115
Gecina SA	10	958
Hermes International SCA	3	864
Imerys	1,742	86,088
LVMH Moet Hennessy - Louis Vuitton SA	88	14,367
M6 Metropole Television SA	2,232	33,829
Michelin CGDE Series B	729	52,311
Renault SA	2,246	104,992
Sanofi SA	1,843	150,757
Schneider Electric SA	498	31,451
Societe Generale Series A (a)	424	11,226
Total SA	6,658	331,946
Unibail-Rodamco	32	6,526
VINCI SA	1,400	60,910
Vivendi SA	7,267	142,499
TOTAL FRANCE		1,805,922
Germany - 6.7%
Allianz AG	820	90,010
BASF AG	3,245	252,281
Bayer AG	2,421	187,793
Bayerische Motoren Werke AG (BMW)	991	71,872
Continental AG	1,001	99,541
Daimler AG (Germany)	504	24,723
Deutsche Bank AG	1,058	37,505
Deutsche Post AG	6,243	121,281
Common Stocks - continued
	Shares	Value
Germany - continued
Deutsche Telekom AG	3,106	$ 37,055
E.ON AG	3,722	85,602
Hannover Rueckversicherungs AG	664	40,565
Hugo Boss AG	475	43,919
Kabel Deutschland Holding AG	10	663
Linde AG	10	1,575
Metro AG	1,512	45,548
Munich Re Group AG	656	97,116
SAP AG	877	57,620
Siemens AG	2,526	238,431
Suedzucker AG (Bearer)	2,635	88,359
TUI AG (a)	118	923
TOTAL GERMANY		1,622,382
Greece - 0.0%
Public Power Corp. of Greece (a)	500	1,660
Hong Kong - 3.1%
Cathay Pacific Airways Ltd.	1,000	1,630
Cheung Kong Holdings Ltd.	9,000	122,422
Henderson Land Development Co. Ltd.	24	148
Hopewell Holdings Ltd.	28,000	89,712
Hutchison Whampoa Ltd.	8,000	69,985
Hysan Development Co. Ltd.	10,000	44,869
Link (REIT)	7,659	34,167
Sino Land Ltd.	54,000	88,422
SJM Holdings Ltd.	44,000	92,698
Sun Hung Kai Properties Ltd.	9,583	124,298
Wheelock and Co. Ltd.	24,000	91,439
TOTAL HONG KONG		759,790
Ireland - 0.5%
CRH PLC	6,339	111,646
Elan Corp. PLC (a)	622	7,076
Kerry Group PLC Class A	3	144
TOTAL IRELAND		118,866
Israel - 0.0%
Bank Hapoalim BM (Reg.) (a)	140	431
Italy - 2.0%
Assicurazioni Generali SpA	94	1,341
Enel SpA	42,412	139,766
ENI SpA	7,358	162,352
EXOR SpA	1,728	41,274
Fiat SpA	15,937	86,837
Mediaset SpA	3,990	8,000
Mediobanca SpA	1,458	6,826
Pirelli & C SpA	102	1,123
Prysmian SpA	653	10,932
Telecom Italia SpA	19,506	18,123
UniCredit SpA (a)	248	982
TOTAL ITALY		477,556

	Shares	Value
Japan - 20.6%
Aeon Co. Ltd.	100	$ 1,152
Aisin Seiki Co. Ltd.	3,000	95,909
Ajinomoto Co., Inc.	7,000	106,796
Aozora Bank Ltd.	29,000	86,929
Asahi Glass Co. Ltd.	2,000	12,171
Asahi Kasei Corp.	17,000	88,852
Bank of Yokohama Ltd.	5,000	23,245
Canon, Inc.	5,100	169,995
Central Japan Railway Co.	13	113,326
Coca-Cola West Co. Ltd.	4,800	79,816
Daicel Chemical Industries Ltd.	14,000	86,261
Daihatsu Motor Co. Ltd.	5,000	82,048
Daiichi Sankyo Kabushiki Kaisha	3,600	59,614
Denso Corp.	3,700	124,004
Eisai Co. Ltd.	2,400	109,812
Fujifilm Holdings Corp.	2,000	33,363
Hitachi Ltd.	24,000	138,288
Honda Motor Co. Ltd.	1,600	50,977
Hoya Corp.	4,000	90,617
Idemitsu Kosan Co. Ltd.	1,100	88,687
INPEX Corp.	4	22,882
Itochu Corp.	11,300	115,255
Japan Tobacco, Inc.	2,200	66,707
Jupiter Telecommunications Co.	14	14,387
Kao Corp.	4,000	121,078
KDDI Corp.	17	121,953
Koito Manufacturing Co. Ltd.	2,000	25,029
Konica Minolta Holdings, Inc.	8,000	59,603
Kuraray Co. Ltd.	7,100	82,241
Kurita Water Industries Ltd.	3,900	83,877
Marubeni Corp.	1,000	6,457
Mitsubishi Corp.	700	12,961
Mitsubishi Electric Corp.	1,000	8,158
Mitsubishi UFJ Financial Group, Inc.	48,700	222,617
Mizuho Financial Group, Inc.	105,200	169,863
Namco Bandai Holdings, Inc.	5,700	90,381
Nippon Express Co. Ltd.	22,000	86,560
Nippon Telegraph & Telephone Corp.	2,700	125,195
Nissan Motor Co. Ltd.	7,300	68,460
Nitto Denko Corp.	2,200	102,085
NTT DoCoMo, Inc.	18	30,665
ORIX Corp.	1,140	106,078
Osaka Gas Co. Ltd.	23,000	100,714
Otsuka Holdings Co. Ltd.	1,100	33,617
Resona Holdings, Inc.	24,800	97,073
Sega Sammy Holdings, Inc.	4,200	87,414
Sekisui Chemical Co. Ltd.	10,000	82,166
Seven & i Holdings Co., Ltd.	4,300	130,842
Seven Bank Ltd.	31,900	88,188
Shimamura Co. Ltd.	700	83,257
Shinsei Bank Ltd.	1,000	1,168
Shionogi & Co. Ltd.	6,600	95,399
Common Stocks - continued
	Shares	Value
Japan - continued
Showa Denko KK	35,000	$ 59,287
Softbank Corp.	200	8,179
Sumitomo Corp.	8,700	115,804
Sumitomo Mitsui Financial Group, Inc.	5,800	180,646
Sumitomo Mitsui Trust Holdings, Inc.	36,000	100,941
Suzuki Motor Corp.	5,200	95,198
Takeda Pharmaceutical Co. Ltd.	100	4,701
Toyota Motor Corp.	4,500	178,943
Yamato Holdings Co. Ltd.	6,100	101,638
TOTAL JAPAN		5,029,529
Netherlands - 3.5%
ASML Holding NV (Netherlands)	2,405	136,475
Corio NV	1,001	42,619
European Aeronautic Defence and Space Co. EADS NV	3,220	122,800
Heineken Holding NV (A Shares)	2,063	95,464
Heineken NV (Bearer)	2,058	114,090
ING Groep NV (Certificaten Van Aandelen) (a)	4,143	31,587
Koninklijke Ahold NV	8,934	110,462
Koninklijke KPN NV	100	858
Koninklijke Philips Electronics NV	254	5,830
Royal DSM NV	2,122	99,516
STMicroelectronics NV	6,003	35,635
Unilever NV (Certificaten Van Aandelen) (Bearer)	1,536	53,568
TOTAL NETHERLANDS		848,904
New Zealand - 0.4%
Telecom Corp. of New Zealand Ltd.	42,784	84,557
Norway - 1.5%
DnB NOR ASA	5,322	61,160
Gjensidige Forsikring ASA	3,265	41,916
Orkla ASA (A Shares)	13,470	99,526
StatoilHydro ASA	5,907	151,039
Telenor ASA	104	1,900
Yara International ASA	220	10,766
TOTAL NORWAY		366,307
Portugal - 0.0%
Energias de Portugal SA	586	1,428
Portugal Telecom SGPS SA (Reg.)	18	88
TOTAL PORTUGAL		1,516
Singapore - 2.2%
ComfortDelgro Corp. Ltd.	65,000	87,345
DBS Group Holdings Ltd.	5,106	59,191
Fraser & Neave Ltd.	8,000	52,692
Keppel Land Ltd.	31,000	84,308
Oversea-Chinese Banking Corp. Ltd.	506	3,771
SembCorp Industries Ltd.	14,000	63,458
SembCorp Marine Ltd.	22,000	88,247

	Shares	Value
UOL Group Ltd.	20,000	$ 84,557
Yangzijiang Shipbuilding Holdings Ltd.	1,000	790
TOTAL SINGAPORE		524,359
Spain - 2.4%
Amadeus IT Holding SA Class A	599	13,381
Banco Bilbao Vizcaya Argentaria SA	5,915	44,994
Banco Santander SA (Spain)	16,590	118,052
Distribuidora Internacional de Alimentacion SA	17,426	92,518
Gas Natural SDG SA	7,040	86,831
Iberdrola SA	29,233	115,970
MAPFRE SA (Reg.)	13,338	32,379
Repsol YPF SA	1,045	19,236
Telefonica SA	4,676	59,094
Vallehermoso SA (a)	109	186
TOTAL SPAIN		582,641
Sweden - 2.2%
Getinge AB (B Shares)	10	298
H&M Hennes & Mauritz AB (B Shares)	4,450	161,007
Nordea Bank AB	2,433	22,503
Scania AB (B Shares)	5,041	86,780
Skandinaviska Enskilda Banken AB (A Shares)	7,973	61,042
Svenska Cellulosa AB (SCA) (B Shares)	199	3,558
Svenska Handelsbanken AB (A Shares)	177	6,172
Swedish Match Co. AB	389	16,166
Telefonaktiebolaget LM Ericsson (B Shares)	7,128	66,551
Volvo AB (B Shares)	9,535	120,876
TOTAL SWEDEN		544,953
Switzerland - 7.4%
ABB Ltd. (Reg.)	1,152	19,984
Actelion Ltd.	2,046	96,696
Compagnie Financiere Richemont SA Series A	216	13,247
Credit Suisse Group	754	14,529
Givaudan SA	15	14,156
Nestle SA	8,987	558,687
Novartis AG	6,325	372,989
Pargesa Holding SA	10	636
Roche Holding AG (participation certificate)	2,100	382,298
Schindler Holding AG (participation certificate)	6	707
Straumann Holding AG	170	20,211
Swiss Life Holding AG	391	44,396
Swiss Re Ltd.	1,402	87,891
UBS AG	5,340	59,581
Zurich Financial Services AG	504	121,156
TOTAL SWITZERLAND		1,807,164
Common Stocks - continued
	Shares	Value
United Kingdom - 21.0%
Anglo American PLC (United Kingdom)	1,003	$ 27,871
Antofagasta PLC	5,486	96,430
AstraZeneca PLC:
(United Kingdom)	1,546	72,317
sponsored ADR	3,188	149,167
Aviva PLC	2,468	12,791
BAE Systems PLC	24,038	121,567
Barclays PLC	38,287	111,428
BG Group PLC	4,557	93,198
BHP Billiton PLC	2,385	69,800
BP PLC	56,075	393,339
British American Tobacco PLC (United Kingdom)	6,174	323,573
British Land Co. PLC	102	874
British Sky Broadcasting Group PLC	9,573	115,676
BT Group PLC	25,000	86,357
Centrica PLC	60	311
Cobham PLC	25,347	88,262
Diageo PLC	2,713	74,158
GlaxoSmithKline PLC	1,351	30,622
GlaxoSmithKline PLC sponsored ADR (e)	7,029	319,749
HSBC Holdings PLC:
(United Kingdom)	34,787	303,040
sponsored ADR	2,293	100,044
Imperial Tobacco Group PLC	4,433	172,876
ITV PLC	70,532	93,291
J Sainsbury PLC	10,951	56,965
Kazakhmys PLC	7,652	72,051
Land Securities Group PLC	4,618	58,002
Legal & General Group PLC	30,796	62,591
Lloyds Banking Group PLC (a)	25,793	13,611
Marks & Spencer Group PLC	18,404	104,559
National Grid PLC	16,504	179,158
Next PLC	27	1,533
Pearson PLC	50	949
Prudential PLC	3,089	38,587
Reckitt Benckiser Group PLC	2,221	125,547
Rio Tinto PLC	4,838	211,223
Royal Dutch Shell PLC:
Class A (United Kingdom)	7,006	245,101
Class B (United Kingdom)	10,077	363,544
SABMiller PLC	399	17,610
Serco Group PLC	74	661
Standard Chartered PLC (United Kingdom)	7,121	157,338
Tate & Lyle PLC	8,200	85,414
Tesco PLC	34,279	183,211
Unilever PLC	687	24,691

	Shares	Value
Vodafone Group PLC	93,350	$ 269,217
Xstrata PLC	6	91
TOTAL UNITED KINGDOM		5,128,395
TOTAL COMMON STOCKS (Cost $24,046,424)		23,182,051
Nonconvertible Preferred Stocks - 0.8%

Germany - 0.8%
Henkel AG & Co. KGaA	1,423	107,552
ProSiebenSat.1 Media AG	3,644	87,795
Volkswagen AG	12	2,119
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $175,333)		197,466
Government Obligations - 0.1%
Principal Amount
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.11% 10/18/12 (f) (Cost $29,996)	$ 30,000	29,997
Money Market Funds - 4.3%
	Shares
Dreyfus Cash Management Institutional Shares, 0.10% (c)	724,729	724,729
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(d)	316,200	316,200
TOTAL MONEY MARKET FUNDS (Cost $1,040,929)		1,040,929
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $25,292,682)	24,450,443
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(74,952)
NET ASSETS - 100%	$ 24,375,491
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
9 NYSE E-mini MSCI EAFE Index Contracts	Sept. 2012	$ 660,825	$ 26,848
The face value of futures purchased as a percentage of net assets is 2.7%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $29,997.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 518
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,462,848	$ 1,383,726	$ 1,079,122	$ -
Consumer Staples	3,196,633	1,890,745	1,305,888	-
Energy	2,098,820	307,409	1,791,411	-
Financials	5,579,690	3,717,237	1,862,453	-
Health Care	2,449,804	1,284,465	1,165,339	-
Industrials	2,669,040	1,748,588	920,452	-
Information Technology	877,976	13,381	864,595	-
Materials	1,929,623	916,374	1,013,249	-
Telecommunication Services	1,247,759	388,230	859,529	-
Utilities	867,324	587,452	279,872	-
Government Obligations	29,997	-	29,997	-
Money Market Funds	1,040,929	1,040,929	-	-
Total Investments in Securities:	$ 24,450,443	$ 13,278,536	$ 11,171,907	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 26,848	$ 26,848	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 3,923,208
Level 2 to Level 1	$ 76,306
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 26,848	$ -
Total Value of Derivatives	$ 26,848	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity International Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $309,332) - See accompanying schedule: Unaffiliated issuers (cost $24,976,482)	$ 24,134,243
Fidelity Central Funds (cost $316,200)	316,200
Total Investments (cost $25,292,682)		$ 24,450,443
Segregated cash with broker for futures contracts		9,310
Foreign currency held at value (cost $73,704)		73,911
Receivable for fund shares sold		68,444
Dividends receivable		114,688
Interest receivable		21
Distributions receivable from Fidelity Central Funds		2
Receivable for daily variation margin on futures contracts		5,580
Other receivables		2
Total assets		24,722,401

Liabilities
Payable for investments purchased	$ 1,162
Payable for fund shares redeemed	17,009
Accrued management fee	9,506
Other affiliated payables	3,033
Collateral on securities loaned, at value	316,200
Total liabilities		346,910

Net Assets		$ 24,375,491
Net Assets consist of:
Paid in capital		$ 28,383,196
Undistributed net investment income		549,768
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,740,686)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(816,787)
Net Assets, for 3,624,231 shares outstanding		$ 24,375,491
Net Asset Value, offering price and redemption price per share ($24,375,491 ÷ 3,624,231 shares)		$ 6.73

Statement of Operations

Six months ended August 31, 2012 (Unaudited)

Investment Income
Dividends		$ 684,304
Interest		339
Income from Fidelity Central Funds		518
Income before foreign taxes withheld		685,161
Less foreign taxes withheld		(55,227)
Total income		629,934

Expenses
Management fee	$ 56,959
Transfer agent fees	18,228
Independent trustees' compensation	156
Miscellaneous	35
Total expenses		75,378
Net investment income (loss)		554,556
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	67,815
Foreign currency transactions	1,975
Futures contracts	27,366
Total net realized gain (loss)		97,156
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,419,057)
Assets and liabilities in foreign currencies	(1,829)
Futures contracts	(66,762)
Total change in net unrealized appreciation (depreciation)		(1,487,648)
Net gain (loss)		(1,390,492)
Net increase (decrease) in net assets resulting from operations		$ (835,936)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 554,556	$ 711,725
Net realized gain (loss)	97,156	(17,937)
Change in net unrealized appreciation (depreciation)	(1,487,648)	(2,857,591)
Net increase (decrease) in net assets resulting from operations	(835,936)	(2,163,803)
Distributions to shareholders from net investment income	(68,581)	(697,868)
Distributions to shareholders from net realized gain	(11,430)	(17,836)
Total distributions	(80,011)	(715,704)
Share transactions Proceeds from sales of shares	3,698,276	12,780,368
Reinvestment of distributions	76,858	678,145
Cost of shares redeemed	(4,549,805)	(9,990,460)
Net increase (decrease) in net assets resulting from share transactions	(774,671)	3,468,053
Redemption fees	143	2,353
Total increase (decrease) in net assets	(1,690,475)	590,899

Net Assets
Beginning of period	26,065,966	25,475,067
End of period (including undistributed net investment income of $549,768 and undistributed net investment income of $63,793, respectively)	$ 24,375,491	$ 26,065,966
Other Information Shares
Sold	565,140	1,810,888
Issued in reinvestment of distributions	11,610	105,259
Redeemed	(703,710)	(1,444,919)
Net increase (decrease)	(126,960)	471,228

Financial Highlights

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 I	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 6.95	$ 7.77	$ 6.58	$ 4.42	$ 9.35	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.15	.20	.17	.15	.18	.03
Net realized and unrealized gain (loss)	(.35)	(.82)	1.19	2.17	(4.96)	(.68)
Total from investment operations	(.20)	(.62)	1.36	2.32	(4.78)	(.65)
Distributions from net investment income	(.02)	(.19)	(.17)	(.14)	(.14)	-
Distributions from net realized gain	- J	(.01)	-	(.02)	(.01)	-
Total distributions	(.02)	(.20)	(.17)	(.16)	(.15)	-
Redemption fees added to paid in capital D, J	-	-	-	-	-	-
Net asset value, end of period	$ 6.73	$ 6.95	$ 7.77	$ 6.58	$ 4.42	$ 9.35
Total Return B, C	(2.86)%	(7.81)%	20.95%	52.44%	(51.52)%	(6.50)%
Ratios to Average Net Assets E, H
Expenses before reductions	.62% A	.62%	.62%	.62%	.62%	.62% A
Expenses net of fee waivers, if any	.62% A	.62%	.62%	.62%	.62%	.62% A
Expenses net of all reductions	.62% A	.62%	.62%	.62%	.62%	.62% A
Net investment income (loss)	4.56% A	2.84%	2.50%	2.39%	2.69%	1.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,375	$ 26,066	$ 25,475	$ 19,958	$ 12,950	$ 7,273
Portfolio turnover rate F	59% A	49%	32%	22% K	42% K	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

G For the period December 20, 2007 (commencement of operations) to February 29, 2008.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I For the year ended February 29.

J Amount represents less than $.01 per share.

K Reflects adjustments to exclude transactions in money market mutual funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2012 (Unaudited)

1. Organization.

Fidelity® Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund, Fidelity Large Cap Core Enhanced Index Fund, Fidelity Mid Cap Enhanced Index Fund, Fidelity Small Cap Enhanced Index Fund and Fidelity International Enhanced Index Fund (the Funds) are funds of Fidelity Commonwealth Trust II (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), each Fund attempts to obtain prices from one or more third party pricing vendor or broker to value their investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Strategic Advisers Fair Value Committee (the Committee), in accordance with procedures adopted by each Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price or official closing price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2012, including information on transfers between Levels 1 and 2, is included at the end of each Fund's Schedule of Investments.

Semiannual Report

2. Significant Accounting Policies - continued

Foreign Currency Translation. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Large Cap Growth Enhanced Index Fund	$ 155,282,483	$ 25,703,477	$ (2,881,447)	$ 22,822,030
Fidelity Large Cap Value Enhanced Index Fund	75,188,798	12,926,524	(2,127,299)	10,799,225
Fidelity Large Cap Core Enhanced Index Fund	238,318,674	20,828,852	(19,778,549)	1,050,303
Fidelity Mid Cap Enhanced Index Fund	73,115,364	10,555,296	(2,342,380)	8,212,916
Fidelity Small Cap Enhanced Index Fund	120,898,147	16,773,869	(6,832,239)	9,941,630
Fidelity International Enhanced Index Fund	25,311,191	2,169,122	(3,029,870)	(860,748)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At February 29, 2012, capital loss carryforwards were as follows:

	Fiscal year of expiration
	2017	2018	2019	Total with expiration
Fidelity Large Cap Growth Enhanced Index Fund	$ -	$ (3,291,456)	$ -	$ (3,291,456)
Fidelity Large Cap Core Enhanced Index Fund	-	(16,826,028)	-	(16,826,028)
Fidelity Mid Cap Enhanced Index Fund	-	(1,144,350)	(508,445)	(1,652,795)
Fidelity International Enhanced Index Fund	(730,243)	(1,890,764)	(754,234)	(3,375,241)
	No expiration
	Long-term	Total capital loss carryfoward
Fidelity Large Cap Growth Enhanced Index Fund	$ -	$ (3,291,456)
Fidelity Large Cap Core Enhanced Index Fund	(267,728)	(17,093,756)
Fidelity Mid Cap Enhanced Index Fund	-	(1,652,795)
Fidelity International Enhanced Index Fund	-	(3,375,241)

As a result of large redemptions in June 2011, Fidelity Large Cap Core Enhanced Index Fund had an "ownership change" under the Internal Revenue Code, which limits capital losses that will be available to offset future capital gains to approximately $2,804,338 per year plus certain gains in Fidelity Large Cap Core Enhanced Index Fund existing at the time of the ownership change. As a result, at least $50,550,867 of Fidelity Large Cap Core Enhanced Index Fund's capital loss carryforward will expire unused and is not included in the capital loss carryforward amounts disclosed above.

Certain of the Funds intend to elect to defer to the fiscal year ending February 28, 2013, capital losses recognized during the period November 1, 2011 to February 29, 2012. Loss deferrals were as follows:

Capital losses
Fidelity Large Cap Value Enhanced Index Fund	$ (1,340,140)
Fidelity International Enhanced Index Fund	(322,863)

Short Term Trading (Redemption) Fees. Shares held by investors of Fidelity Small Cap Enhanced Index Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. Shares held by investors of Fidelity Mid Cap Enhanced Index Fund and Fidelity International Enhanced Index Fund less than 30 days are subject to a redemption fee equal to 0.75% and 1.00%, respectively, of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Funds' financial statement disclosures.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified instrument based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Semiannual Report

3. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as shown in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Large Cap Growth Enhanced Index Fund
Equity Risk
Futures Contracts (a)	$ 13,199	$ 108,963
Fidelity Large Cap Value Enhanced Index Fund
Equity Risk
Futures Contracts (a)	$ 55,979	$ (45,531)
Fidelity Large Cap Core Enhanced Index Fund
Equity Risk
Futures Contracts (a)	$ 43,553	$ (188,062)
Fidelity Mid Cap Enhanced Index Fund
Equity Risk
Futures Contracts (a)	$ 209,024	$ (140,054)
Fidelity Small Cap Enhanced Index Fund
Equity Risk
Futures Contracts (a)	$ (39,374)	$ 228,421
Fidelity International Enhanced Index Fund
Equity Risk
Futures Contracts (a)	$ 27,366	$ (66,762)

(a) A summary of the value of derivatives by primary risk exposure as of period end, is included at the end of the Schedule of Investments and is representative of activity for the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are shown in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is shown as segregated cash in the Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Large Cap Growth Enhanced Index Fund	77,469,151	59,695,581
Fidelity Large Cap Value Enhanced Index Fund	38,298,842	29,680,845
Fidelity Large Cap Core Enhanced Index Fund	112,623,977	135,604,637
Fidelity Mid Cap Enhanced Index Fund	38,891,005	40,299,459
Fidelity Small Cap Enhanced Index Fund	51,623,249	53,111,589
Fidelity International Enhanced Index Fund	6,953,907	7,142,559

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR), provides the Funds with investment management related services. For these services, the Funds pay a monthly management fee to Strategic Advisers. The management fee is based on an annual rate of 0.30% of average net assets for Fidelity Large Cap Growth Enhanced Index, Fidelity Large Cap Value Enhanced Index and Fidelity Large Cap Core Enhanced Index, 0.45% of average net assets for Fidelity Mid Cap Enhanced Index, 0.52% of average net assets for Fidelity Small Cap Enhanced Index and 0.47% of average net assets for Fidelity International Enhanced Index. Under the management contract, Strategic Advisers pays all other ordinary fund-wide operating expenses (such as custody, audit, legal and pricing and bookkeeping fees), except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee paid to Strategic Advisers by the Funds is reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees.

In addition, under the expense contract, Strategic Advisers pays other expenses such as those listed above for each of the Funds so that the total expenses do not exceed certain amounts of each Fund's average net assets with certain exceptions, as noted in the following table:

Fidelity Large Cap Growth Enhanced Index Fund	.45%
Fidelity Large Cap Value Enhanced Index Fund	.45%
Fidelity Large Cap Core Enhanced Index Fund	.45%
Fidelity Mid Cap Enhanced Index Fund	.60%
Fidelity Small Cap Enhanced Index Fund	.67%
Fidelity International Enhanced Index Fund	.62%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by Strategic Advisers for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, each fund paid transfer agent fees at the annualized rate of .15% of average net assets.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Large Cap Core Enhanced Index Fund	Borrower	$ 5,156,000.42%		$ 779

6. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Fidelity Securities Lending Cash Central Fund seeks preservation of capital and current income and is managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

Semiannual Report

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Large Cap Growth Enhanced Index Fund	$ 199
Fidelity Large Cap Value Enhanced Index Fund	112
Fidelity Large Cap Core Enhanced Index Fund	347
Fidelity Mid Cap Enhanced Index Fund	109
Fidelity Small Cap Enhanced Index Fund	177
Fidelity International Enhanced Index Fund	35

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Expense reduction

Fidelity Large Cap Growth Enhanced Index Fund	$ 13
Fidelity Large Cap Core Enhanced Index Fund	1
Fidelity Mid Cap Enhanced Index Fund	1

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers U.S. Opportunity Fund was the owner of record of approximately 28% of the outstanding shares of the Fidelity Large Cap Core Enhanced Index Fund. In addition, Strategic Advisers U.S. Opportunity II Fund was the owner of record of approximately 10% of the total outstanding shares of the Fidelity Large Cap Value Enhanced Index Fund. Mutual funds managed by FMR or its affiliates were the owners of record, in the aggregate, of approximately 37% of the total outstanding shares of the Fidelity Large Cap Core Enhanced Index Fund.

Semiannual Report

Investments

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Adviser

Geode Capital Management, LLC
Boston, MA

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

GEI-USAN-1012
1.855141.105

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Commonwealth Trust II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust II

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 26, 2012
By:	/s/Nicholas E. Steck
Nicholas E. Steck
Chief Financial Officer

Date:	October 26, 2012